UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1. Reports to Stockholders.

December 31, 2016

Semi Annual Report

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Victory CEMP Long/Short Strategy Fund

Victory CEMP Market Neutral Income Fund

Victory CEMP Global High Dividend Defensive Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Compass EMP site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory
Portfolios II

Table of Contents

Shareholder Letter	3
Fund Review and Commentary
Financial Statements
Victory Equity Long/Cash Funds
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Schedule of Investments	4-15
Statements of Assets and Liabilities	48
Statements of Operations	50
Statements of Changes in Net Assets	52-54
Financial Highlights	58-60
Victory Commodity Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Consolidated Schedule of Investments	16
Consolidated Statements of Assets and Liabilities	48
Consolidated Statements of Operations	50
Consolidated Statements of Changes in Net Assets	52-54
Consolidated Financial Highlights	61-63
Victory Commodity Long/Cash Fund
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Consolidated Schedule of Investments	17
Consolidated Statements of Assets and Liabilities	48
Consolidated Statements of Operations	50
Consolidated Statements of Changes in Net Assets	52-54
Consolidated Financial Highlights	64-66
Victory Equity Long/Short Fund
Victory CEMP Long/Short Strategy Fund
Schedule of Investments	18-29
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	55-57
Financial Highlights	67-69
Victory Bond Replacement Fund
Victory CEMP Market Neutral Income Fund
Schedule of Investments	30-46
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	55-57
Financial Highlights	70-72

Table of Contents (continued)

Victory Multi-Asset Class Funds
Victory CEMP Global High Dividend Defensive Fund
Schedule of Investments	47
Statements of Assets and Liabilities	49
Statements of Operations	51
Statements of Changes in Net Assets	55-57
Financial Highlights	73-74
Notes to Financial Statements	75
Supplemental Information	94
Trustee and Officer Information	94
Proxy Voting and Form N-Q Information	97
Expense Examples	97
Portfolio Holdings	100
Advisory Contract Approval	101

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Compass EMP Funds.

For additional information about any Compass EMP Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Compass EMP at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

Victory Funds Letter to Shareholders

(Unaudited)

Dear Shareholder,

There's never a dull moment. Perhaps that's the one certainty that investors can take away in a world of uncertainty, where political and economic risks appear to be in a constant state of elevation. We perpetually seem to be waiting for the next big surprise.

Maybe that's a reflection of an aging bull market seven-plus years after the Global Financial Crisis, a truly seminal event for investors still fresh for many of us. Or maybe it's persistent worries over growth rates in emerging markets or the specter of rising U.S. interest rates that finally appears to be coming to fruition.

There are plenty of other issues to ponder as well. Investors have had to grapple with the fallout from the Brexit referendum, the surprising results of the U.S. presidential election, and even negative bond yields in several major global developed markets. All this activity simply underscores that investing today is no easy task, and there are many cross-currents that need deciphering.

Yet despite all the question marks and the now-fashionable anti-globalization rhetoric, it's important to remember that equity markets in the U.S., key global developed markets, and emerging markets all moved higher during the course of 2016. In fact, as 2016 drew to a close there was a fair bit of encouraging economic news. Domestically, we are benefitting from relatively strong personal consumption, continuing job creation, and even some wage growth. Solid employment and healthier finances are underpinning household spending, and the prospect of less regulation and fiscal stimulus in the U.S. helped fuel a robust post-U.S. election rally. Equities certainly ushered in 2017 on a positive note. Nevertheless, more volatility should be expected, and catalysts could come domestically or from any corner of the globe.

While markets will continue to provide tactical challenges for investors, we believe that maintaining a long-term view and maintaining a portfolio that is diversified across strategies and asset classes is still appropriate for investors seeking to weather market turbulence and achieve goals. Of this thinking, we have no doubt.

To help investors maintain their longer-term conviction, we are committed to offering an eclectic mix of investment products. In conjunction with our efforts, in July 2016 Victory Capital completed its acquisition of RS Investments (including the recently renamed Sophus Capital). The acquisition expands Victory Capital's multi-boutique model to include 11 distinct investment franchises with $54.9 billion in assets under management and advisement as of December 31, 2016.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (15.9%):
Adient PLC (a)	8	$469
Advance Auto Parts, Inc.	1,682	284,460
Amazon.com, Inc. (a)	251	188,217
Aramark	8,077	288,510
AutoNation, Inc. (a)	3,660	178,059
AutoZone, Inc. (a)	460	363,303
Bed Bath & Beyond, Inc.	5,224	212,303
Best Buy Co., Inc.	4,179	178,318
BorgWarner, Inc.	4,371	172,392
Burlington Stores, Inc. (a)	2,240	189,840
CalAtlantic Group, Inc.	5,089	173,077
CarMax, Inc. (a) (b)	2,874	185,057
Carnival Corp., Class A	4,760	247,806
Carter's, Inc.	2,253	194,637
CBS Corp., Class B	4,551	289,535
Cinemark Holdings, Inc.	6,336	243,049
Coach, Inc.	5,407	189,353
Comcast Corp., Class A	5,430	374,941
D.R. Horton, Inc.	6,882	188,085
Darden Restaurants, Inc.	4,757	345,929
Dick's Sporting Goods, Inc.	3,282	174,274
Discovery Communications, Inc., Class A (a)	7,718	211,550
Dollar General Corp.	2,630	194,804
Dollar Tree, Inc. (a)	2,581	199,202
Domino's Pizza, Inc.	1,492	237,586
Foot Locker, Inc.	3,284	232,803
Ford Motor Co.	17,628	213,828
General Motors Co.	8,067	281,054
Gentex Corp.	13,751	270,757
Genuine Parts Co.	3,382	323,116
Hanesbrands, Inc.	6,683	144,152
Harley-Davidson, Inc.	3,047	177,762
Harman International Industries, Inc.	1,618	179,857
Hasbro, Inc.	3,302	256,863
Hilton Worldwide Holdings, Inc.	8,824	240,013
Hyatt Hotels Corp., Class A (a)	3,760	207,778
Kohl's Corp.	3,115	153,819
L Brands, Inc.	2,698	177,636
Las Vegas Sands Corp.	3,157	168,615
Lear Corp.	1,684	222,911
Leggett & Platt, Inc.	5,966	291,618
Lennar Corp.	5,092	218,600
LKQ Corp. (a)	6,267	192,084
Lowe's Cos., Inc.	3,809	270,896
Macy's, Inc.	4,227	151,369
Marriott International, Inc., Class A	3,309	273,588
McDonald's Corp.	3,344	407,033
Michaels Cos., Inc. (a)	7,741	158,303

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	1,200	$239,616
Netflix, Inc. (a)	1,391	172,206
Newell Brands, Inc.	4,072	181,815
NIKE, Inc., Class B	4,595	233,564
Nordstrom, Inc.	3,124	149,733
Norwegian Cruise Line Holdings Ltd. (a)	4,169	177,308
NVR, Inc. (a)	193	322,116
Omnicom Group, Inc.	3,773	321,120
O'Reilly Automotive, Inc. (a)	1,034	287,876
Panera Bread Co., Class A (a)	1,258	258,003
Polaris Industries, Inc. (b)	2,090	172,195
Pool Corp.	3,334	347,869
PulteGroup, Inc.	10,395	191,060
PVH Corp.	1,633	147,362
Ross Stores, Inc.	4,430	290,608
Royal Caribbean Cruises Ltd.	2,160	177,206
Scripps Networks Interactive, Inc., Class A	3,640	259,787
Service Corp. International	10,597	300,955
Servicemaster Global Holdings, Inc. (a)	5,782	217,808
Signet Jewelers Ltd.	1,859	175,229
Sirius XM Holdings, Inc. (b)	75,498	335,966
Starbucks Corp.	5,114	283,929
Target Corp.	3,763	271,801
TEGNA, Inc.	9,784	209,280
The Gap, Inc.	6,013	134,932
The Home Depot, Inc.	2,522	338,150
The Interpublic Group of Cos., Inc.	12,448	291,408
The Priceline Group, Inc. (a)	131	192,054
The TJX Cos, Inc.	4,009	301,196
The Walt Disney Co.	3,598	374,983
Thor Industries, Inc.	2,961	296,248
Tiffany & Co.	3,267	252,964
Time Warner, Inc.	3,460	333,994
Toll Brothers, Inc. (a)	6,292	195,052
Tractor Supply Co.	3,290	249,415
TripAdvisor, Inc. (a)	2,554	118,429
Twenty-First Century Fox, Inc.	10,817	303,309
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	785	200,128
Urban Outfitters, Inc. (a)	4,165	118,619
VF Corp.	3,925	209,399
Viacom, Inc., Class B	3,117	109,407
Whirlpool Corp.	1,289	234,302
Williams-Sonoma, Inc.	3,436	166,268
Wyndham Worldwide Corp.	3,125	238,656
Wynn Resorts Ltd.	1,299	112,376
Yum! Brands, Inc.	4,528	286,758
		21,501,670
Consumer Staples (8.5%):
Altria Group, Inc.	6,665	450,686
Archer-Daniels-Midland Co.	4,798	219,029

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Blue Buffalo Pet Products, Inc. (a)	5,893	$141,668
Brown-Forman Corp., Series B, Class B	6,998	314,350
Bunge Ltd.	2,679	193,531
Campbell Soup Co.	5,522	333,915
Casey's General Stores, Inc.	1,861	221,236
Church & Dwight Co., Inc.	7,334	324,089
Constellation Brands, Inc., Class A	1,702	260,934
Costco Wholesale Corp.	2,271	363,609
CVS Health Corp.	3,870	305,382
Dr Pepper Snapple Group, Inc.	4,011	363,677
General Mills, Inc.	5,888	363,702
Hormel Foods Corp.	6,667	232,078
Ingredion, Inc.	2,018	252,169
Kimberly-Clark Corp.	3,098	353,544
McCormick & Co., Inc.	3,768	351,667
Mead Johnson Nutrition Co.	2,971	210,228
Molson Coors Brewing Co., Class B	2,750	267,603
Monster Beverage Corp. (a)	4,536	201,126
PepsiCo, Inc.	4,559	477,009
Philip Morris International, Inc.	4,144	379,135
Pilgrim's Pride Corp. (b)	8,514	161,681
Pinnacle Foods, Inc.	6,000	320,700
Reynolds American, Inc.	6,839	383,258
Spectrum Brands Holdings, Inc.	2,073	253,590
Sysco Corp.	6,850	379,284
The Clorox Co.	3,074	368,941
The Coca-Cola Co.	10,238	424,467
The Estee Lauder Cos., Inc., Class A	3,724	284,849
The Hershey Co.	2,235	231,166
The J.M. Smucker Co.	2,166	277,378
The Kroger Co.	7,966	274,907
The Procter & Gamble Co.	5,390	453,192
Tyson Foods, Inc., Class A	3,561	219,642
Walgreens Boots Alliance, Inc.	3,512	290,653
Wal-Mart Stores, Inc.	4,340	299,981
Whole Foods Market, Inc.	7,597	233,684
		11,437,740
Energy (1.3%):
Cheniere Energy Partners LP Holdings LLC	8,303	185,738
Exxon Mobil Corp.	3,500	315,909
FMC Technologies, Inc. (a)	5,666	201,313
Marathon Petroleum Corp.	3,114	156,790
ONEOK, Inc.	2,456	140,999
Phillips 66	2,977	257,243
Plains GP Holdings, LP, Class A	2,614	90,654
Tesoro Corp.	1,851	161,870
Valero Energy Corp.	3,137	214,320
		1,724,836

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Financials (17.7%):
Affiliated Managers Group, Inc. (a)	1,113	$161,719
Aflac, Inc.	5,103	355,169
Alleghany Corp. (a)	646	392,846
American Express Co.	3,718	275,429
American Financial Group, Inc.	5,005	441,041
Ameriprise Financial, Inc.	1,940	215,224
AmTrust Financial Services, Inc.	8,376	229,335
Arthur J. Gallagher & Co.	6,990	363,200
Bank of America Corp.	11,654	257,553
Bank of The Ozarks, Inc.	4,578	240,757
BB&T Corp.	6,655	312,918
Berkshire Hathaway, Inc., Series B, Class B (a)	2,936	478,509
BlackRock, Inc., Class A	624	237,457
BOK Financial Corp. (b)	2,700	224,208
Brown & Brown, Inc.	9,418	422,491
Capital One Financial Corp.	2,934	255,962
CBOE Holdings, Inc.	5,071	374,695
Cincinnati Financial Corp.	4,928	373,296
CIT Group, Inc.	5,080	216,814
Citigroup, Inc.	3,743	222,446
Citizens Financial Group, Inc.	7,469	266,120
CME Group, Inc.	2,951	340,398
Comerica, Inc.	3,788	258,001
Commerce Bank, Inc.	5,892	340,618
Cullen/Frost Bankers, Inc.	2,315	204,252
Discover Financial Services	4,169	300,544
East West Bancorp, Inc.	4,868	247,440
Eaton Vance Corp.	5,569	233,230
Erie Indemnity Co., Class A	3,140	353,093
FactSet Research Systems, Inc.	1,601	261,651
Fifth Third Bancorp	9,417	253,976
First American Financial Corp.	6,388	233,992
First Republic Bank	2,920	269,049
Franklin Resources, Inc.	5,668	224,339
Hartford Financial Services Group, Inc.	5,868	279,610
Huntington Bancshares, Inc.	19,372	256,098
Interactive Brokers Group, Inc., Class A	5,675	207,194
Intercontinental Exchange, Inc.	4,782	269,800
Invesco Ltd.	5,405	163,988
JPMorgan Chase & Co.	3,491	301,238
KeyCorp	17,053	311,558
Lincoln National Corp.	3,183	210,937
M&T Bank Corp.	2,042	319,430
Markel Corp. (a)	367	331,952
MarketAxess Holdings, Inc.	1,448	212,740
Marsh & McLennan Cos., Inc.	6,118	413,516
MetLife, Inc.	4,014	216,314
Moody's Corp.	2,082	196,270
Morgan Stanley	5,567	235,206

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	3,661	$288,414
Nasdaq, Inc.	4,348	291,838
Navient Corp.	10,081	165,631
Northern Trust Corp.	3,113	277,213
Old Republic International Corp.	20,018	380,342
PacWest Bancorp	4,284	233,221
People's United Financial, Inc.	15,878	307,398
Principal Financial Group, Inc.	3,965	229,415
Prudential Financial, Inc.	2,454	255,363
Raymond James Financial, Inc.	3,215	222,703
Regions Financial Corp.	17,695	254,100
Reinsurance Group of America, Inc.	2,891	363,775
S&P Global, Inc.	1,910	205,401
Santander Consumer USA Holdings, Inc. (a)	8,852	119,502
SEI Investments Co.	3,751	185,149
Signature Bank (a)	1,673	251,285
State Street Corp.	2,631	204,481
SunTrust Banks, Inc.	4,661	255,656
SVB Financial Group (a)	1,279	219,553
Synchrony Financial	7,079	256,755
T. Rowe Price Group, Inc.	3,908	294,116
TD Ameritrade Holding Corp.	5,888	256,717
TFS Financial Corp.	18,748	356,962
The Allstate Corp.	6,026	446,648
The Bank of New York Mellon Corp.	5,575	264,144
The Charles Schwab Corp.	5,389	212,704
The Goldman Sachs Group, Inc.	1,339	320,624
The PNC Financial Services Group, Inc.	3,013	352,401
The Progressive Corp.	11,613	412,262
The Travelers Cos., Inc.	3,143	384,766
Torchmark Corp.	4,771	351,909
U.S. Bancorp	6,440	330,824
Unum Group	5,691	250,006
W.R. Berkley Corp.	6,181	411,098
Wells Fargo & Co.	5,558	306,301
Zions Bancorp	5,802	249,718
		23,932,018
Health Care (10.8%):
Abbott Laboratories	5,912	227,080
AbbVie, Inc.	3,499	219,107
ABIOMED, Inc. (a)	1,374	154,822
Acadia Healthcare Co., Inc. (a) (b)	2,929	96,950
Aetna, Inc.	2,139	265,257
Agilent Technologies, Inc.	5,642	257,050
Align Technology, Inc. (a)	2,151	206,776
AmerisourceBergen Corp.	3,181	248,722
Amgen, Inc.	1,639	239,638
Anthem, Inc.	1,944	279,489
Becton, Dickinson & Co.	2,028	335,735
Biogen, Inc. (a)	544	154,268

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
BIO-RAD Laboratories, Inc., Class A (a)	2,044	$372,580
Cardinal Health, Inc.	3,159	227,353
Cerner Corp. (a)	3,680	174,322
Cigna Corp.	1,813	241,836
Danaher Corp.	5,485	426,951
DENTSPLY SIRONA, Inc.	4,931	284,667
Edwards Lifesciences Corp. (a)	1,637	153,387
Eli Lilly & Co.	3,723	273,827
Express Scripts Holding Co. (a)	3,776	259,751
Gilead Sciences, Inc.	2,732	195,639
HCA Holdings, Inc. (a)	3,484	257,886
Henry Schein, Inc. (a)	1,750	265,493
Hologic, Inc. (a)	5,734	230,048
Humana, Inc.	1,211	247,080
IDEXX Laboratories, Inc. (a)	2,091	245,212
Illumina, Inc. (a)	754	96,542
Intuitive Surgical, Inc. (a)	451	286,011
Johnson & Johnson	3,988	459,457
Laboratory Corp. of America Holdings (a)	2,360	302,977
Mallinckrodt PLC (a)	1,583	78,865
McKesson Corp.	1,174	164,888
Mednax, Inc. (a)	3,807	253,775
Merck & Co., Inc.	4,909	288,993
Mettler-Toledo International, Inc. (a)	704	294,666
Mylan NV (a)	3,622	138,179
Patterson Cos., Inc.	5,920	242,898
PerkinElmer, Inc.	4,439	231,494
Pfizer, Inc.	10,402	337,857
Quest Diagnostics, Inc.	4,169	383,131
Quintiles Transnational Holdings, Inc. (a)	3,520	267,696
Regeneron Pharmaceuticals, Inc. (a)	399	146,469
ResMed, Inc.	4,008	248,696
Stryker Corp.	3,371	403,880
Teleflex, Inc.	1,713	276,050
The Cooper Cos., Inc.	1,578	276,040
Thermo Fisher Scientific, Inc.	1,985	280,084
United Therapeutics Corp. (a)	1,363	195,495
UnitedHealth Group, Inc.	2,687	430,028
Universal Health Services, Inc., Class B	1,973	209,888
Varian Medical Systems, Inc. (a)	3,244	291,246
VCA, Inc. (a)	3,256	223,524
Veeva Systems, Inc. (a)	4,544	184,940
Waters Corp. (a)	1,955	262,732
WellCare Health Plans, Inc. (a)	1,787	244,962
West Pharmaceutical Services, Inc.	3,544	300,638
Zoetis, Inc.	5,438	291,096
		14,634,123
Industrials (17.6%):
3M Co.	2,316	413,568
A.O. Smith Corp.	5,145	243,616

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Acuity Brands, Inc.	708	$163,449
Alaska Air Group, Inc.	2,872	254,833
Allison Transmission Holdings, Inc.	9,214	310,420
AMERCO, Inc.	653	241,342
American Airlines Group, Inc.	4,134	193,016
AMETEK, Inc.	6,030	293,058
BE Aerospace, Inc.	4,240	255,206
C.H. Robinson Worldwide, Inc.	4,799	351,575
Carlisle Cos., Inc.	2,922	322,267
Cintas Corp.	2,595	299,878
Copart, Inc. (a)	5,417	300,156
CSX Corp.	8,047	289,129
Cummins, Inc.	1,956	267,327
Deere & Co.	2,679	276,044
Delta Air Lines, Inc.	4,765	234,390
Donaldson Co., Inc.	6,766	284,713
Dover Corp.	3,362	251,915
Eaton Corp. PLC	3,792	254,405
Emerson Electric Co.	5,061	282,151
Equifax, Inc.	2,216	261,998
Expeditors International of Washington, Inc.	6,933	367,172
Fastenal Co.	6,137	288,316
Flowserve Corp.	4,035	193,882
Fortune Brands Home & Security, Inc.	4,520	241,639
General Dynamics Corp.	2,252	388,830
Honeywell International, Inc.	3,253	376,860
Hubbell, Inc.	2,967	346,249
Huntington Ingalls Industries, Inc.	1,952	359,539
IDEX Corp.	3,530	317,912
Illinois Tool Works, Inc.	3,017	369,461
Ingersoll-Rand PLC	3,811	285,977
J.B. Hunt Transport Services, Inc.	3,616	351,005
Jacobs Engineering Group, Inc. (a)	4,683	266,931
JetBlue Airways Corp. (a)	10,130	227,115
Johnson Controls International PLC	5,779	238,037
Kansas City Southern	2,404	203,979
KAR Auction Services, Inc.	6,475	275,965
Lennox International, Inc.	2,054	314,610
Lockheed Martin Corp.	1,817	454,141
Macquarie Infrastructure Corp.	2,565	209,561
Manpowergroup, Inc.	2,535	225,285
Masco Corp.	6,864	217,040
MSC Industrial Direct Co., Inc., Class A	4,129	381,479
Nielsen Holdings PLC	6,514	273,262
Nordson Corp.	1,956	219,170
Norfolk Southern Corp.	2,345	253,424
Northrop Grumman Corp.	1,943	451,903
Old Dominion Freight Line, Inc. (a)	3,181	272,898
Orbital ATK, Inc.	2,223	195,024
Owens Corning, Inc.	4,794	247,179

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	2,123	$297,220
Raytheon Co.	2,727	387,234
Republic Services, Inc., Class A	8,390	478,650
Robert Half International, Inc.	4,669	227,754
Rockwell Automation, Inc.	2,326	312,614
Rockwell Collins, Inc.	3,716	344,696
Rollins, Inc.	9,671	326,686
Roper Technologies, Inc.	1,583	289,816
Sensata Technologies Holding NV (a)	4,615	179,754
Snap-on, Inc.	1,850	316,850
Southwest Airlines Co.	5,161	257,225
Spirit Aerosystems Holdings, Inc.	4,697	274,070
Stanley Black & Decker, Inc.	2,425	278,123
Stericycle, Inc. (a)	1,888	145,452
Textron, Inc.	5,136	249,404
The Dun & Bradstreet Corp.	1,767	214,372
The Middleby Corp. (a)	1,701	219,106
Toro Co.	6,231	348,624
TransDigm Group, Inc.	738	183,732
Union Pacific Corp.	2,657	275,478
United Continental Holdings, Inc. (a)	2,805	204,428
United Parcel Service, Inc., Class B	4,273	489,856
United Rentals, Inc. (a)	1,509	159,320
United Technologies Corp.	3,359	368,214
Verisk Analytics, Inc., Class A (a)	3,886	315,427
W.W. Grainger, Inc.	1,319	306,338
Wabtec Corp.	2,854	236,939
Waste Management, Inc.	7,273	515,728
Watsco, Inc.	2,092	309,867
Xylem, Inc.	6,666	330,100
		23,701,378
Information Technology (14.2%):
Activision Blizzard, Inc.	4,313	155,742
Adobe Systems, Inc. (a)	2,350	241,933
Akamai Technologies, Inc. (a)	2,691	179,436
Alliance Data Systems Corp.	728	166,348
Alphabet, Inc., Series A, Class A (a)	363	287,660
Amdocs Ltd.	5,815	338,724
Amphenol Corp., Class A	5,657	380,151
Analog Devices, Inc.	4,358	316,478
ANSYS, Inc. (a)	2,904	268,591
Apple, Inc.	2,306	267,081
Applied Materials, Inc.	6,478	209,045
Arista Networks, Inc. (a)	1,774	171,670
Arrow Electronics, Inc. (a)	3,402	242,563
Automatic Data Processing, Inc.	3,952	406,186
Avnet, Inc.	6,222	296,229
Black Knight Financial Services, Inc., Series A (a)	5,310	200,718
Booz Allen Hamilton Holdings Corp.	9,631	347,390
Broadridge Financial Solutions, Inc.	4,913	325,732

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Brocade Communications Systems, Inc.	15,992	$199,740
CA, Inc.	9,012	286,311
Cadence Design Systems, Inc. (a)	10,779	271,846
CDK Global, Inc.	4,569	272,724
CDW Corp. of Delaware	5,742	299,101
Cisco Systems, Inc.	8,340	252,035
Citrix Systems, Inc. (a)	2,480	221,489
Cognex Corp.	3,516	223,688
Cognizant Technology Solutions Corp., Class A (a)	3,938	220,646
Dolby Laboratories, Inc.	4,505	203,581
eBay, Inc. (a)	6,090	180,812
F5 Networks, Inc. (a)	1,830	264,838
Facebook, Inc., Class A (a)	1,596	183,620
Fidelity National Information Services, Inc.	3,577	270,564
Fiserv, Inc. (a)	3,295	350,193
FleetCor Technologies, Inc. (a)	1,273	180,155
Flextronics International Ltd. (a)	17,243	247,782
FLIR Systems, Inc.	8,128	294,152
Gartner, Inc. (a)	3,200	323,424
Genpact Ltd. (a)	12,801	311,576
Global Payments, Inc.	2,596	180,188
HP, Inc.	13,015	193,143
Intel Corp.	7,325	265,678
International Business Machines Corp.	1,826	303,098
IPG Photonics Corp. (a)	2,172	214,398
Jack Henry & Associates, Inc.	4,148	368,259
Juniper Networks, Inc.	7,846	221,728
Keysight Technologies, Inc. (a)	6,751	246,884
Lam Research Corp.	2,398	253,541
Leidos Holdings, Inc.	3,202	163,750
Manhattan Associates, Inc. (a)	2,661	141,113
Mastercard, Inc., Class A	2,877	297,050
Microsoft Corp.	4,447	276,337
Motorola Solutions, Inc.	3,787	313,904
NVIDIA Corp.	2,937	313,495
ON Semiconductor Corp. (a)	14,845	189,422
Oracle Corp.	7,783	299,256
Paychex, Inc.	5,412	329,483
PayPal Holdings, Inc. (a)	5,629	222,177
QUALCOMM, Inc.	3,466	225,983
Red Hat, Inc. (a)	3,109	216,697
Sabre Corp.	8,044	200,698
Skyworks Solutions, Inc.	2,100	156,786
Symantec Corp.	7,132	170,383
SYNNEX Corp.	2,066	250,027
Synopsys, Inc. (a)	5,928	348,923
Texas Instruments, Inc.	4,037	294,580
The Ultimate Software Group, Inc. (a)	944	172,138
The Western Union Co.	12,399	269,306
Total System Services, Inc.	3,894	190,923

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Trimble Navigation Ltd. (a)	7,343	$221,391
Tyler Technologies, Inc. (a)	1,060	151,336
Ubiquiti Networks, Inc. (a)	3,559	205,710
Vantiv, Inc. (a)	4,585	273,358
VeriSign, Inc. (a) (b)	3,321	252,628
Visa, Inc., Class A	3,320	259,026
VMware, Inc., Class A (a)	2,627	206,824
WEX, Inc. (a)	1,642	183,247
Xilinx, Inc.	4,581	276,555
		19,179,377
Materials (4.8%):
AptarGroup, Inc.	4,309	316,496
Avery Dennison Corp.	3,544	248,860
Axalta Coating Systems Ltd. (a)	7,519	204,517
Bemis Co., Inc.	5,910	282,616
Berry Plastics Group, Inc. (a)	4,520	220,260
CF Industries Holdings, Inc.	4,582	144,241
Crown Holdings, Inc. (a)	4,909	258,066
Eastman Chemical Co.	3,476	261,430
Ecolab, Inc.	2,275	266,676
Graphic Packaging Holding Co.	15,539	193,927
Huntsman Corp.	6,884	131,347
International Flavors & Fragrances, Inc.	1,729	203,728
International Paper Co.	4,552	241,529
LyondellBasell Industries NV, Class A	2,463	211,276
Martin Marietta Materials, Inc.	1,199	265,614
NewMarket Corp.	612	259,390
Packaging Corp. of America	2,442	207,130
PPG Industries, Inc.	2,558	242,396
Praxair, Inc.	2,665	312,312
Reliance Steel & Aluminum Co.	3,112	247,528
RPM International, Inc.	5,433	292,458
Sealed Air Corp.	4,515	204,710
Sonoco Products Co.	5,982	315,251
The Dow Chemical Co.	5,146	294,455
The Sherwin-Williams Co.	972	261,215
Vulcan Materials Co.	2,201	275,456
Westlake Chemical Corp.	2,979	166,794
		6,529,678
Real Estate (0.4%):
CBRE Group, Inc., Series A, Class A (a)	5,604	176,470
Howard Hughes Corp. (a)	1,635	186,553
Jones Lang LaSalle, Inc.	1,239	125,189
		488,212
Telecommunication Services (1.0%):
AT&T, Inc.	11,879	505,214
CenturyLink, Inc. (b)	7,318	174,022

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
T-Mobile US, Inc. (a)	4,920	$282,949
Verizon Communications, Inc.	7,495	400,083
		1,362,268
Utilities (6.6%):
Alliant Energy Corp.	9,528	361,016
Ameren Corp.	7,610	399,221
American Electric Power Co., Inc.	5,703	359,061
American Water Works Co., Inc.	4,279	309,628
Aqua America, Inc.	11,498	345,400
Atmos Energy Corp.	5,050	374,458
CMS Energy Corp.	9,221	383,778
Consolidated Edison, Inc.	4,923	362,727
Dominion Resources, Inc.	5,303	406,156
DTE Energy Co.	4,118	405,664
Duke Energy Corp.	4,779	370,946
Eversource Energy	7,119	393,182
Exelon Corp.	9,024	320,262
NextEra Energy, Inc.	3,266	390,156
OGE Energy Corp.	8,879	297,003
PG&E Corp.	6,301	382,912
Pinnacle West Capital Corp.	4,962	387,185
PPL Corp.	10,116	344,450
Public Service Enterprise Group, Inc.	8,636	378,948
SCANA Corp.	5,375	393,880
Sempra Energy	3,247	326,778
The Southern Co.	8,236	405,128
WEC Energy Group, Inc.	6,185	362,750
Xcel Energy, Inc.	9,461	385,063
		8,845,752
Total Common Stocks (Cost $107,576,618)		133,337,052
Collateral for Securities Loaned (1.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	692,866	692,866
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	915,040	915,040
Total Collateral for Securities Loaned (Cost $1,607,906)		1,607,906
Total Investments (Cost $109,184,524) — 100.0%		134,944,958
Other assets in excess of liabilities — 0.0%		70,154
NET ASSETS — 100.00%		$135,015,112

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios II Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	14	3/17/17	$1,565,340	$(1,651)

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (64.0%)
U.S. Treasury Bills 0.41%, 2/9/17 (a) (b)	$2,000,000	$1,999,080
0.60%, 5/25/17 (a) (b)	2,200,000	2,194,726
U.S. Treasury Notes, 0.88%, 7/15/17 (a)	500,000	500,449
Total U.S. Treasury Obligations (Cost $4,693,045)		4,694,255
Total Investments (Cost $4,693,045) — 64.0%		4,694,255
Other assets in excess of liabilities — 36.0%		2,644,506
NET ASSETS — 100.00%		$7,338,761

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Rate represents the effective yield at purchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa Future	12	3/16/17	$255,120	$(37,552)
Coffee 'C' Future	5	3/21/17	256,969	(52,508)
Copper Future	8	3/29/17	501,100	5,202
Corn Future	22	3/14/17	387,200	1,252
Cotton NO.2 Future	12	3/09/17	423,900	8,340
Gasoline RBOB Future	4	1/31/17	280,711	21,877
Gold 100 Oz Future	4	2/24/17	460,680	(39,618)
Lean Hogs Future	14	2/14/17	370,440	69,480
Live Cattle Future	10	2/28/17	464,200	44,710
Natural Gas Future	7	1/27/17	260,680	8,189
NEW YORK Harbor USLD Future	3	1/31/17	217,753	6,833
NYMEX WTI Crude Future	4	1/20/17	214,880	3,632
Primary Aluminum Future	12	3/13/17	507,825	(15,594)
Silver Future	3	3/29/17	239,835	(30,698)
Soybean Future	7	3/14/17	351,400	(13,323)
Soybean Meal Future	9	3/14/17	284,940	(3,875)
Soybean Oil Future	22	3/14/17	457,512	(34,718)
Sugar #11 Future	12	3/01/17	262,214	(16,138)
Wheat Future	17	3/14/17	346,800	(13,510)
Zinc Future	5	3/13/17	321,750	10,823
				$(77,196)

See notes to financial statements.

Victory Portfolios II Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Value
Other assets in excess of liabilities — 100.0%	$3,492,331
NET ASSETS — 100.00%	$3,492,331

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Cocoa Future	5	3/16/17	$106,300	$(15,237)
Coffee 'C' Future	3	3/21/17	154,181	(30,954)
Copper Future	4	3/29/17	250,550	2,601
Corn Future	11	3/14/17	193,600	1,120
Cotton NO.2 Future	6	3/09/17	211,950	4,367
Gasoline RBOB Future	2	1/31/17	140,356	10,496
Gold 100 Oz Future	2	2/24/17	230,340	(18,579)
Lean Hogs Future	7	2/14/17	185,220	35,445
Live Cattle Future	5	2/28/17	232,100	22,705
Natural Gas Future	4	1/27/17	148,960	5,782
NEW YORK Harbor USLD Future	1	1/31/17	72,584	1,734
NYMEX WTI Crude Future	2	1/20/17	107,440	1,841
Primary Aluminum Future	6	3/13/17	253,914	(6,843)
Silver Future	2	3/29/17	159,890	(18,284)
Soybean Future	4	3/14/17	200,800	(7,795)
Soybean Meal Future	5	3/14/17	158,300	(2,235)
Soybean Oil Future	11	3/14/17	228,756	(16,651)
Sugar #11 Future	6	3/01/17	131,107	(8,702)
Wheat Future	8	3/14/17	163,200	(6,140)
Zinc Future	2	3/13/17	128,700	4,697
				$(40,632)

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (90.1%)
Consumer Discretionary (14.4%):
Advance Auto Parts, Inc.	47	$7,949
Amazon.com, Inc. (a)	6	4,499
Aramark	228	8,144
AutoNation, Inc. (a)	104	5,060
AutoZone, Inc. (a)	12	9,476
Bed Bath & Beyond, Inc.	147	5,974
Best Buy Co., Inc.	118	5,035
BorgWarner, Inc.	123	4,851
Burlington Stores, Inc. (a)	63	5,339
CalAtlantic Group, Inc.	144	4,897
CarMax, Inc. (a)	81	5,216
Carnival Corp., Class A	135	7,028
Carter's, Inc.	63	5,443
CBS Corp., Class B	129	8,207
Cinemark Holdings, Inc.	180	6,905
Coach, Inc.	152	5,323
Comcast Corp., Class A	153	10,565
D.R. Horton, Inc.	194	5,302
Darden Restaurants, Inc.	134	9,744
Dick's Sporting Goods, Inc.	93	4,938
Discovery Communications, Inc., Class A (a)	217	5,948
Dollar General Corp.	74	5,481
Dollar Tree, Inc. (a)	72	5,557
Domino's Pizza, Inc.	42	6,688
Foot Locker, Inc.	93	6,593
Ford Motor Co.	498	6,041
General Motors Co.	228	7,944
Gentex Corp.	388	7,640
Genuine Parts Co.	96	9,172
Hanesbrands, Inc.	190	4,098
Harley-Davidson, Inc.	86	5,017
Harman International Industries, Inc.	46	5,113
Hasbro, Inc.	93	7,234
Hilton Worldwide Holdings, Inc.	249	6,773
Hyatt Hotels Corp., Class A (a)	106	5,858
Kohl's Corp.	87	4,296
L Brands, Inc.	76	5,004
Las Vegas Sands Corp.	89	4,753
Lear Corp.	47	6,221
Leggett & Platt, Inc.	170	8,310
Lennar Corp.	144	6,182
LKQ Corp. (a)	178	5,456
Lowe's Cos., Inc.	107	7,610
Macy's, Inc.	120	4,297
Marriott International, Inc., Class A	94	7,772
McDonald's Corp.	95	11,564
Michaels Cos., Inc. (a)	218	4,458
Mohawk Industries, Inc. (a)	34	6,789

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Netflix, Inc. (a)	39	$4,828
Newell Brands, Inc.	115	5,135
NIKE, Inc., Class B	129	6,557
Nordstrom, Inc.	88	4,218
Norwegian Cruise Line Holdings Ltd. (a)	118	5,019
NVR, Inc. (a)	5	8,345
Omnicom Group, Inc.	106	9,022
O'Reilly Automotive, Inc. (a)	29	8,074
Panera Bread Co., Class A (a)	35	7,178
Polaris Industries, Inc.	59	4,861
Pool Corp.	94	9,808
PulteGroup, Inc.	293	5,385
PVH Corp.	46	4,151
Ross Stores, Inc.	125	8,200
Royal Caribbean Cruises Ltd.	61	5,004
Scripps Networks Interactive, Inc., Class A	103	7,351
Service Corp. International	299	8,491
Servicemaster Global Holdings, Inc. (a)	164	6,178
Signet Jewelers Ltd.	53	4,996
Sirius XM Holdings, Inc. (b)	2,139	9,519
Starbucks Corp.	144	7,995
Target Corp.	106	7,657
TEGNA, Inc.	276	5,904
The Gap, Inc.	169	3,792
The Home Depot, Inc.	71	9,519
The Interpublic Group of Cos., Inc.	352	8,240
The Priceline Group, Inc. (a)	4	5,864
The TJX Cos., Inc.	113	8,490
The Walt Disney Co.	102	10,629
Thor Industries, Inc.	83	8,304
Tiffany & Co.	92	7,124
Time Warner, Inc.	97	9,363
Toll Brothers, Inc. (a)	177	5,487
Tractor Supply Co.	93	7,050
TripAdvisor, Inc. (a)	72	3,339
Twenty-First Century Fox, Inc.	305	8,552
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	21	5,354
Urban Outfitters, Inc. (a)	118	3,361
VF Corp.	111	5,922
Viacom, Inc., Class B	87	3,054
Whirlpool Corp.	36	6,544
Williams-Sonoma, Inc.	97	4,694
Wyndham Worldwide Corp.	88	6,721
Wynn Resorts Ltd.	37	3,201
Yum! Brands, Inc.	128	8,106
		604,350
Consumer Staples (7.8%):
Altria Group, Inc.	189	12,780
Archer-Daniels-Midland Co.	136	6,208
Blue Buffalo Pet Products, Inc. (a)	168	4,039
See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Brown-Forman Corp., Series B, Class B	199	$8,939
Bunge Ltd.	76	5,490
Campbell Soup Co.	156	9,433
Casey's General Stores, Inc.	53	6,301
Church & Dwight Co., Inc.	208	9,192
Constellation Brands, Inc., Class A	48	7,359
Costco Wholesale Corp.	64	10,247
CVS Health Corp.	109	8,601
Dr Pepper Snapple Group, Inc.	113	10,246
General Mills, Inc.	167	10,315
Hormel Foods Corp.	189	6,579
Ingredion, Inc.	57	7,123
Kimberly-Clark Corp.	87	9,928
McCormick & Co., Inc.	106	9,893
Mead Johnson Nutrition Co.	84	5,944
Molson Coors Brewing Co., Class B	78	7,590
Monster Beverage Corp. (a)	184	8,159
PepsiCo, Inc.	129	13,497
Philip Morris International, Inc.	117	10,704
Pilgrim's Pride Corp. (b)	242	4,596
Pinnacle Foods, Inc.	169	9,033
Reynolds American, Inc.	193	10,816
Spectrum Brands Holdings, Inc.	58	7,095
Sysco Corp.	193	10,687
The Clorox Co.	87	10,442
The Coca-Cola Co.	291	12,065
The Estee Lauder Cos., Inc., Class A	105	8,031
The Hershey Co.	62	6,413
The J.M. Smucker Co.	61	7,812
The Kroger Co.	226	7,799
The Procter & Gamble Co.	153	12,864
Tyson Foods, Inc., Class A	100	6,168
Walgreens Boots Alliance, Inc.	99	8,193
Wal-Mart Stores, Inc.	122	8,433
Whole Foods Market, Inc.	216	6,644
		325,658
Energy (1.2%):
Cheniere Energy Partners LP Holdings LLC	234	5,235
Exxon Mobil Corp.	99	8,937
FMC Technologies, Inc. (a)	160	5,685
Marathon Petroleum Corp.	87	4,380
ONEOK, Inc.	69	3,961
Phillips 66	84	7,258
Plains GP Holdings, LP, Class A	73	2,532
Tesoro Corp.	52	4,547
Valero Energy Corp.	88	6,012
		48,547

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Financials (16.4%):
Affiliated Managers Group, Inc. (a)	31	$4,504
Aflac, Inc.	144	10,022
Alleghany Corp. (a)	18	10,946
American Express Co.	105	7,778
American Financial Group, Inc.	141	12,425
Ameriprise Financial, Inc.	54	5,991
AmTrust Financial Services, Inc.	236	6,462
Arthur J. Gallagher & Co.	198	10,288
Bank of America Corp.	332	7,337
Bank of The Ozarks, Inc.	129	6,784
BB&T Corp.	189	8,887
Berkshire Hathaway, Inc., Series B, Class B (a)	83	13,527
BlackRock, Inc., Class A	17	6,469
BOK Financial Corp. (b)	76	6,311
Brown & Brown, Inc.	265	11,888
Capital One Financial Corp.	83	7,241
CBOE Holdings, Inc.	143	10,566
Cincinnati Financial Corp.	139	10,529
CIT Group, Inc.	144	6,146
Citigroup, Inc.	105	6,240
Citizens Financial Group, Inc.	211	7,518
CME Group, Inc.	83	9,574
Comerica, Inc.	107	7,288
Commerce Bank, Inc.	152	8,787
Cullen/Frost Bankers, Inc.	65	5,735
Discover Financial Services	118	8,507
East West Bancorp, Inc.	137	6,964
Eaton Vance Corp.	157	6,575
Erie Indemnity Co., Class A	88	9,896
FactSet Research Systems, Inc.	45	7,354
Fifth Third Bancorp	265	7,147
First American Financial Corp.	181	6,630
First Republic Bank	82	7,555
Franklin Resources, Inc.	160	6,333
Hartford Financial Services Group, Inc.	167	7,958
Huntington Bancshares, Inc.	547	7,231
Interactive Brokers Group, Inc., Class A	161	5,878
Intercontinental Exchange, Inc.	312	17,604
Invesco Ltd.	153	4,642
JPMorgan Chase & Co.	98	8,456
KeyCorp	482	8,806
Lincoln National Corp.	90	5,964
M&T Bank Corp.	57	8,917
Markel Corp. (a)	10	9,045
MarketAxess Holdings, Inc.	40	5,877
Marsh & McLennan Cos., Inc.	174	11,761
MetLife, Inc.	113	6,090
Moody's Corp.	59	5,562
Morgan Stanley	157	6,633

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
MSCI, Inc.	104	$8,193
Nasdaq, Inc.	122	8,189
Navient Corp.	284	4,666
Northern Trust Corp.	87	7,747
Old Republic International Corp.	566	10,754
PacWest Bancorp	120	6,533
People's United Financial, Inc.	448	8,673
Principal Financial Group, Inc.	112	6,480
Prudential Financial, Inc.	69	7,180
Raymond James Financial, Inc.	91	6,304
Regions Financial Corp.	500	7,180
Reinsurance Group of America, Inc.	81	10,192
S&P Global, Inc.	54	5,807
Santander Consumer USA Holdings, Inc. (a)	249	3,362
SEI Investments Co.	106	5,232
Signature Bank (a)	47	7,059
State Street Corp.	74	5,751
SunTrust Banks, Inc.	131	7,185
SVB Financial Group (a)	36	6,180
Synchrony Financial	201	7,290
T. Rowe Price Group, Inc.	111	8,354
TD Ameritrade Holding Corp.	167	7,281
TFS Financial Corp.	530	10,091
The Allstate Corp.	170	12,600
The Bank of New York Mellon Corp.	157	7,439
The Charles Schwab Corp.	153	6,039
The Goldman Sachs Group, Inc.	37	8,860
The PNC Financial Services Group, Inc.	85	9,942
The Progressive Corp.	328	11,644
The Travelers Cos., Inc.	88	10,773
Torchmark Corp.	135	9,958
U.S. Bancorp	183	9,401
Unum Group	161	7,073
W.R. Berkley Corp.	176	11,706
Wells Fargo & Co.	157	8,652
Zions Bancorp	165	7,102
		683,500
Health Care (9.8%):
Abbott Laboratories	168	6,453
AbbVie, Inc.	99	6,199
ABIOMED, Inc. (a)	38	4,282
Acadia Healthcare Co., Inc. (a) (b)	82	2,714
Aetna, Inc.	60	7,441
Agilent Technologies, Inc.	160	7,290
Align Technology, Inc. (a)	61	5,864
AmerisourceBergen Corp.	89	6,959
Amgen, Inc.	46	6,726
Anthem, Inc.	54	7,764
Becton, Dickinson & Co.	57	9,436
Biogen, Inc. (a)	15	4,254

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
BIO-RAD Laboratories, Inc., Class A (a)	57	$10,389
Cardinal Health, Inc.	89	6,405
Cerner Corp. (a)	104	4,926
Cigna Corp.	51	6,803
Danaher Corp.	155	12,066
DENTSPLY SIRONA, Inc.	139	8,024
Edwards Lifesciences Corp. (a)	46	4,310
Eli Lilly & Co.	105	7,723
Express Scripts Holding Co. (a)	106	7,292
Gilead Sciences, Inc.	77	5,514
HCA Holdings, Inc. (a)	98	7,254
Henry Schein, Inc. (a)	49	7,434
Hologic, Inc. (a)	161	6,459
Humana, Inc.	34	6,937
IDEXX Laboratories, Inc. (a)	59	6,919
Illumina, Inc. (a)	21	2,689
Intuitive Surgical, Inc. (a)	12	7,610
Johnson & Johnson	112	12,904
Laboratory Corp. of America Holdings (a)	66	8,473
Mallinckrodt PLC (a)	45	2,242
McKesson Corp.	33	4,635
Mednax, Inc. (a)	107	7,133
Merck & Co., Inc.	138	8,124
Mettler-Toledo International, Inc. (a)	20	8,371
Mylan NV (a)	102	3,891
Patterson Cos., Inc.	168	6,893
PerkinElmer, Inc.	125	6,519
Pfizer, Inc.	294	9,549
Quest Diagnostics, Inc.	118	10,844
Quintiles Transnational Holdings, Inc. (a)	99	7,529
Regeneron Pharmaceuticals, Inc. (a)	11	4,038
ResMed, Inc.	113	7,012
Stryker Corp.	96	11,502
Teleflex, Inc.	48	7,735
The Cooper Cos., Inc.	45	7,872
Thermo Fisher Scientific, Inc.	56	7,902
United Therapeutics Corp. (a)	38	5,450
UnitedHealth Group, Inc.	76	12,162
Universal Health Services, Inc., Class B	55	5,851
Varian Medical Systems, Inc. (a)	91	8,170
VCA, Inc. (a)	92	6,316
Veeva Systems, Inc. (a)	129	5,251
Waters Corp. (a)	55	7,391
WellCare Health Plans, Inc. (a)	50	6,854
West Pharmaceutical Services, Inc.	100	8,483
Zoetis, Inc.	153	8,190
		411,422
Industrials (16.0%):
3M Co.	65	11,607
A.O. Smith Corp.	145	6,866

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Acuity Brands, Inc.	20	$4,617
Alaska Air Group, Inc.	81	7,187
Allison Transmission Holdings, Inc.	260	8,759
AMERCO, Inc.	18	6,653
American Airlines Group, Inc.	117	5,463
AMETEK, Inc.	170	8,262
BE Aerospace, Inc.	120	7,223
C.H. Robinson Worldwide, Inc.	136	9,963
Carlisle Cos., Inc.	82	9,044
Cintas Corp.	73	8,436
Copart, Inc. (a)	153	8,478
CSX Corp.	227	8,156
Cummins, Inc.	55	7,517
Deere & Co.	76	7,831
Delta Air Lines, Inc.	135	6,641
Donaldson Co., Inc.	192	8,079
Dover Corp.	95	7,118
Eaton Corp. PLC	107	7,179
Emerson Electric Co.	143	7,972
Equifax, Inc.	62	7,330
Expeditors International of Washington, Inc.	195	10,327
Fastenal Co.	174	8,175
Flowserve Corp.	114	5,478
Fortune Brands Home & Security, Inc.	128	6,843
General Dynamics Corp.	63	10,878
Honeywell International, Inc.	92	10,658
Hubbell, Inc.	84	9,803
Huntington Ingalls Industries, Inc.	54	9,946
IDEX Corp.	100	9,006
Illinois Tool Works, Inc.	85	10,410
Ingersoll-Rand PLC	107	8,029
J.B. Hunt Transport Services, Inc.	102	9,901
Jacobs Engineering Group, Inc. (a)	132	7,524
JetBlue Airways Corp. (a)	286	6,412
Johnson Controls International PLC	164	6,755
Kansas City Southern	68	5,770
KAR Auction Services, Inc.	184	7,842
Lennox International, Inc.	58	8,883
Lockheed Martin Corp.	51	12,747
Macquarie Infrastructure Corp.	72	5,882
Manpowergroup, Inc.	71	6,310
Masco Corp.	193	6,103
MSC Industrial Direct Co., Inc., Class A	117	10,810
Nielsen Holdings PLC	185	7,761
Nordson Corp.	55	6,163
Norfolk Southern Corp.	66	7,133
Northrop Grumman Corp.	54	12,559
Old Dominion Freight Line, Inc. (a)	89	7,635
Orbital ATK, Inc.	62	5,439
Owens Corning, Inc.	136	7,012
Parker-Hannifin Corp.	60	8,400

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Raytheon Co.	77	$10,934
Republic Services, Inc., Class A	238	13,578
Robert Half International, Inc.	132	6,439
Rockwell Automation, Inc.	65	8,736
Rockwell Collins, Inc.	104	9,647
Rollins, Inc.	275	9,290
Roper Technologies, Inc.	45	8,239
Sensata Technologies Holding NV (a)	130	5,064
Snap-on, Inc.	52	8,906
Southwest Airlines Co.	145	7,226
Spirit Aerosystems Holdings, Inc.	133	7,761
Stanley Black & Decker, Inc.	68	7,799
Stericycle, Inc. (a)	53	4,083
Textron, Inc.	145	7,041
The Dun & Bradstreet Corp.	50	6,066
The Middleby Corp. (a)	47	6,054
Toro Co.	177	9,903
TransDigm Group, Inc.	21	5,228
Union Pacific Corp.	75	7,776
United Continental Holdings, Inc. (a)	79	5,758
United Parcel Service, Inc., Class B	121	13,872
United Rentals, Inc. (a)	42	4,434
United Technologies Corp.	95	10,414
Verisk Analytics, Inc., Class A (a)	110	8,928
W.W. Grainger, Inc.	37	8,593
Wabtec Corp.	80	6,642
Waste Management, Inc.	206	14,607
Watsco, Inc.	59	8,739
Xylem, Inc.	189	9,359
		668,091
Information Technology (12.9%):
Activision Blizzard, Inc.	121	4,369
Adobe Systems, Inc. (a)	66	6,795
Akamai Technologies, Inc. (a)	76	5,068
Alliance Data Systems Corp.	21	4,799
Alphabet, Inc., Series A, Class A (a)	10	7,924
Amdocs Ltd.	165	9,611
Amphenol Corp., Class A	160	10,753
Analog Devices, Inc.	123	8,931
ANSYS, Inc. (a)	82	7,584
Apple, Inc.	65	7,528
Applied Materials, Inc.	184	5,938
Arista Networks, Inc. (a)	50	4,839
Arrow Electronics, Inc. (a)	96	6,845
Automatic Data Processing, Inc.	112	11,511
Avnet, Inc.	177	8,427
Black Knight Financial Services, Inc., Series A (a)	150	5,670
Booz Allen Hamilton Holdings Corp.	274	9,883
Broadridge Financial Solutions, Inc.	138	9,149
Brocade Communications Systems, Inc.	452	5,645

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
CA, Inc.	256	$8,133
Cadence Design Systems, Inc. (a)	307	7,743
CDK Global, Inc.	129	7,700
CDW Corp. of Delaware	162	8,439
Cisco Systems, Inc.	235	7,102
Citrix Systems, Inc. (a)	70	6,252
Cognex Corp.	99	6,298
Cognizant Technology Solutions Corp., Class A (a)	111	6,219
Dolby Laboratories, Inc.	127	5,739
eBay, Inc. (a)	173	5,136
F5 Networks, Inc. (a)	52	7,525
Facebook, Inc., Class A (a)	45	5,177
Fidelity National Information Services, Inc.	101	7,640
Fiserv, Inc. (a)	93	9,884
FleetCor Technologies, Inc. (a)	36	5,095
Flextronics International Ltd. (a)	487	6,998
FLIR Systems, Inc.	230	8,324
Gartner, Inc. (a)	90	9,096
Genpact Ltd. (a)	361	8,787
Global Payments, Inc.	73	5,067
HP, Inc.	368	5,461
Intel Corp.	208	7,544
International Business Machines Corp.	51	8,465
IPG Photonics Corp. (a)	61	6,021
Jack Henry & Associates, Inc.	117	10,387
Juniper Networks, Inc.	223	6,302
Keysight Technologies, Inc. (a)	192	7,021
Lam Research Corp.	68	7,190
Leidos Holdings, Inc.	90	4,603
Manhattan Associates, Inc. (a)	75	3,977
Mastercard, Inc., Class A	81	8,363
Microsoft Corp.	126	7,830
Motorola Solutions, Inc.	107	8,869
NVIDIA Corp.	83	8,859
ON Semiconductor Corp. (a)	420	5,359
Oracle Corp.	220	8,459
Paychex, Inc.	152	9,254
PayPal Holdings, Inc. (a)	159	6,276
QUALCOMM, Inc.	98	6,390
Red Hat, Inc. (a)	87	6,064
Sabre Corp.	227	5,664
Skyworks Solutions, Inc.	59	4,405
Symantec Corp.	201	4,802
SYNNEX Corp.	58	7,019
Synopsys, Inc. (a)	169	9,947
Texas Instruments, Inc.	114	8,319
The Ultimate Software Group, Inc. (a)	26	4,741
The Western Union Co.	350	7,602
Total System Services, Inc.	110	5,393
Trimble Navigation Ltd. (a)	208	6,271
Tyler Technologies, Inc. (a)	29	4,140

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Ubiquiti Networks, Inc. (a) (b)	100	$5,780
Vantiv, Inc. (a)	129	7,691
VeriSign, Inc. (a)	94	7,151
Visa, Inc., Class A	94	7,334
VMware, Inc., Class A (a)	74	5,826
WEX, Inc. (a)	46	5,134
Xilinx, Inc.	129	7,788
		541,324
Materials (4.4%):
AptarGroup, Inc.	121	8,886
Avery Dennison Corp.	100	7,022
Axalta Coating Systems Ltd. (a)	213	5,794
Bemis Co., Inc.	168	8,034
Berry Plastics Group, Inc. (a)	128	6,237
CF Industries Holdings, Inc.	129	4,061
Crown Holdings, Inc. (a)	138	7,255
Eastman Chemical Co.	98	7,371
Ecolab, Inc.	64	7,502
Graphic Packaging Holding Co.	439	5,479
Huntsman Corp.	194	3,702
International Flavors & Fragrances, Inc.	48	5,656
International Paper Co.	129	6,845
LyondellBasell Industries NV, Class A	70	6,004
Martin Marietta Materials, Inc.	34	7,532
NewMarket Corp.	17	7,205
Packaging Corp. of America	69	5,853
PPG Industries, Inc.	72	6,823
Praxair, Inc.	75	8,788
Reliance Steel & Aluminum Co.	87	6,920
RPM International, Inc.	153	8,236
Sealed Air Corp.	128	5,804
Sonoco Products Co.	168	8,853
The Dow Chemical Co.	145	8,297
The Sherwin-Williams Co.	27	7,256
Vulcan Materials Co.	62	7,759
Westlake Chemical Corp.	84	4,703
		183,877
Real Estate (0.3%):
CBRE Group, Inc., Series A, Class A (a)	158	4,975
Howard Hughes Corp. (a)	46	5,249
Jones Lang LaSalle, Inc.	35	3,536
		13,760
Telecommunication Services (0.9%):
AT&T, Inc.	336	14,291
CenturyLink, Inc. (b)	208	4,946
T-Mobile US, Inc. (a)	139	7,994
Verizon Communications, Inc.	211	11,263
		38,494

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Utilities (6.0%):
Alliant Energy Corp.	269	$10,192
Ameren Corp.	216	11,331
American Electric Power Co., Inc.	161	10,137
American Water Works Co., Inc.	121	8,756
Aqua America, Inc.	324	9,733
Atmos Energy Corp.	143	10,603
CMS Energy Corp.	260	10,821
Consolidated Edison, Inc.	139	10,242
Dominion Resources, Inc.	150	11,488
DTE Energy Co.	116	11,427
Duke Energy Corp.	135	10,479
Eversource Energy	200	11,046
Exelon Corp.	257	9,121
NextEra Energy, Inc.	92	10,990
OGE Energy Corp.	250	8,363
PG&E Corp.	177	10,756
Pinnacle West Capital Corp.	140	10,924
PPL Corp.	285	9,704
Public Service Enterprise Group, Inc.	243	10,663
SCANA Corp.	152	11,139
Sempra Energy	92	9,259
The Southern Co.	234	11,511
WEC Energy Group, Inc.	176	10,322
Xcel Energy, Inc.	267	10,867
		249,874
Total Common Stocks (Cost $3,084,177)		3,768,897
Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (c)	9,734	9,734
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (c)	12,855	12,855
Total Collateral for Securities Loaned (Cost $22,589)		22,589
Total Investments (Cost $3,106,766) — 90.6%		3,791,486
Other assets in excess of liabilities — 9.4%		392,016
NET ASSETS — 100.00%		$4,183,502

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

LLC — Limited Liability Co.

LP — Limited Partnership

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios II Victory CEMP Long/Short Strategy Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	13	3/17/17	$1,453,530	$(3,140)

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (85.1%)
Australia (2.9%):
Consumer Discretionary (0.2%):
Crown Resorts Ltd.	11,636	$96,958
Energy (0.2%):
Caltex Australia Ltd.	5,366	117,629
Financials (2.0%):
AMP Ltd.	34,187	123,966
Australia & New Zealand Banking Group Ltd.	6,193	135,544
Commonwealth Bank of Australia	2,803	166,251
Insurance Australia Group Ltd.	35,488	153,004
Macquarie Group Ltd.	1,834	114,862
QBE Insurance Group Ltd.	15,006	134,047
Suncorp Group Ltd.	16,185	157,563
Westpac Banking Corp.	5,872	137,810
		1,123,047
Industrials (0.2%):
Cimic Group Ltd.	3,362	84,574
Telecommunication Services (0.3%):
Telstra Corp. Ltd.	48,875	179,563
		1,601,771
Belgium (0.3%):
Telecommunication Services (0.3%):
Proximus SADP	4,964	142,679
Bermuda (0.1%):
Financials (0.1%):
Invesco Ltd.	2,213	67,142
Brazil (0.8%):
Financials (0.3%):
Banco do Brasil SA	7,400	63,740
BB Seguridade Participacoes SA	7,900	68,597
		132,337
Industrials (0.1%):
CCR SA	15,500	75,831
Utilities (0.4%):
EDP — Energias do Brasil SA	24,900	102,370
Engie Brasil Energia SA	11,662	125,192
		227,562
		435,730
Canada (2.5%):
Consumer Discretionary (0.3%):
Shaw Communications, Inc., Class B	9,349	187,607

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (0.4%):
Inter Pipeline Ltd. (b)	5,305	$117,125
Pembina Pipeline Corp.	4,196	131,146
		248,271
Financials (0.3%):
IGM Financial, Inc.	5,674	161,450
Materials (0.2%):
Potash Corp. of Saskatchewan, Inc.	4,710	85,219
Telecommunication Services (0.9%):
BCE, Inc. (b)	5,934	256,499
TELUS Corp.	7,289	232,108
		488,607
Utilities (0.4%):
Emera, Inc.	7,168	242,350
		1,413,504
Cayman Islands (0.1%):
Information Technology (0.1%):
FIH Mobile Ltd.	217,000	68,409
Chile (0.9%):
Utilities (0.9%):
AES Gener SA	436,827	156,126
Aguas Andinas SA	383,003	199,561
Enersis SA	752,351	122,381
		478,068
China (3.1%):
Consumer Discretionary (0.3%):
Great Wall Motor Co. Ltd., Class H	65,000	60,299
Intime Retail Group Co. Ltd. (c)	94,000	84,909
		145,208
Consumer Staples (0.1%):
China Resources Beer Holdings Co. Ltd. (d)	36,000	71,327
Financials (1.3%):
Bank of China Ltd.	283,000	124,789
Bank of Communications Co. Ltd., Class H	159,000	114,358
China Cinda Asset Management Co.	393,000	141,520
China Construction Bank Corp.	179,000	137,091
China Galaxy Securities Co. Ltd.	82,500	73,959
Chongqing Rural Commercial Bank Co. Ltd.	183,000	107,057
		698,774
Health Care (0.1%):
Sihuan Pharmaceutical Holdings Group Ltd.	136,000	37,767
Industrials (0.7%):
China Machinery Engineering Corp.	153,000	96,771
Jiangsu Expressway Co. Ltd.	90,000	113,476

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Sinopec Engineering Group Co. Ltd., H Shares	115,000	$95,778
Zhejiang Expressway Co. Ltd., Class H	88,000	83,780
		389,805
Information Technology (0.1%):
Xinyi Solar Holdings Ltd. (b)	188,000	60,850
Materials (0.1%):
China Zhongwang Holdings, Ltd. (b)	183,600	77,848
Real Estate (0.2%):
China Evergrande Group (b)	117,778	73,004
Guangzhou R&f Properties, Class H	47,200	56,839
		129,843
Utilities (0.2%):
Huaneng Power International, Inc.	140,000	92,416
		1,703,838
Czech Republic (0.4%):
Financials (0.2%):
Komercni Banka AS	3,139	108,246
Utilities (0.2%):
CEZ AS	6,750	113,059
		221,305
Finland (0.6%):
Financials (0.2%):
Sampo Oyj, Class A	2,785	124,479
Materials (0.4%):
Stora ENSO Oyj, R Shares	9,945	106,366
UPM-Kymmene Oyj	4,461	109,081
		215,447
		339,926
France (1.6%):
Financials (0.7%):
AXA SA	3,747	94,444
Credit Agricole SA	7,846	97,109
Natixis SA	15,412	86,778
Societe Generale S.A.	1,782	87,638
		365,969
Health Care (0.3%):
Sanofi	1,787	144,485
Industrials (0.2%):
Societe BIC SA	901	122,408
Telecommunication Services (0.2%):
Orange SA	7,887	119,581

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
Suez Environnement Co.	8,239	$121,380
		873,823
Germany (0.9%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG	1,143	106,439
Daimler AG, Registered Shares	1,497	111,085
ProSiebenSat.1 Media SE	2,945	113,342
		330,866
Materials (0.3%):
BASF SE	1,591	147,427
		478,293
Greece (0.1%):
Consumer Discretionary (0.1%):
OPAP SA	8,931	78,923
Hong Kong (1.2%):
Consumer Discretionary (0.3%):
Belle International Holdings Ltd.	120,000	67,224
Chow Tai Fook Jewellery Group Ltd.	128,200	97,823
		165,047
Financials (0.3%):
Hang Seng Bank	9,200	170,619
Industrials (0.5%):
MTR Corp. Ltd.	30,000	145,454
Nws Holdings Ltd.	76,000	123,551
		269,005
Utilities (0.1%):
China Resources Power Holdings Co. Ltd.	48,000	75,925
		680,596
India (0.6%):
Energy (0.2%):
Coal India Ltd.	24,317	107,186
Information Technology (0.2%):
Oracle Financial Services	2,981	137,287
Materials (0.2%):
Hindustan Zinc Ltd.	27,820	104,021
		348,494
Ireland (0.2%):
Industrials (0.2%):
Eaton Corp. PLC	1,552	104,124

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Italy (1.1%):
Consumer Discretionary (0.1%):
Prada SpA	25,100	$84,850
Energy (0.2%):
Snam SpA	30,970	127,356
Financials (0.3%):
Assicurazioni Generali SpA	5,824	86,313
Intesa Sanpaolo SpA	23,569	59,695
		146,008
Utilities (0.5%):
Enel SpA	26,863	118,065
Italgas SpA (d)	5,566	21,898
Terna Rete Elettrica Nazionale SpA	28,217	129,027
		268,990
		627,204
Japan (0.7%):
Consumer Discretionary (0.3%):
Bridgestone Corp.	2,600	93,562
Nissan Motor Co. Ltd.	8,300	83,269
		176,831
Information Technology (0.4%):
Canon, Inc.	4,200	118,297
Oracle Corp. Japan	1,700	85,528
		203,825
		380,656
Korea, Republic Of (0.4%):
Telecommunication Services (0.2%):
SK Telecom Co. Ltd.	691	128,092
Utilities (0.2%):
Korea Electric Power Corp.	2,742	100,039
		228,131
Malaysia (1.8%):
Consumer Staples (0.2%):
British American Tobacco Malaysia BHD	7,900	78,502
Financials (0.4%):
Malayan Banking BHD	122,600	223,900
Industrials (0.7%):
HAP Seng Consolidated BHD	126,900	250,369
MISC Berhad	76,400	125,084
		375,453
Telecommunication Services (0.3%):
DiGi.Com BHD	161,200	173,681

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Utilities (0.2%):
YTL Corp. BHD	382,200	$131,979
		983,515
Netherlands (1.1%):
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	6,327	133,246
Financials (0.4%):
ING Groep NV	6,260	88,120
NN Group NV	3,385	114,575
		202,695
Industrials (0.2%):
Randstad Holding NV	1,828	99,004
Materials (0.1%):
LyondellBasell Industries NV, Class A	1,008	86,466
Telecommunication Services (0.2%):
Koninklijke KPN NV	36,867	109,005
		630,416
Norway (0.7%):
Consumer Staples (0.3%):
Marine Harvest ASA	8,124	146,987
Financials (0.2%):
Gjensidige Forsikring ASA	8,342	132,342
Materials (0.2%):
Yara International ASA	3,205	126,169
		405,498
Panama (0.2%):
Consumer Discretionary (0.2%):
Carnival Corp., Class A	1,949	101,465
Philippines (0.8%):
Industrials (0.2%):
DMCI Holdings, Inc.	445,100	118,545
Telecommunication Services (0.2%):
Globe Telecom, Inc.	2,520	76,431
Utilities (0.4%):
Energy Development Corp.	890,900	92,210
Manila Electric Co.	25,480	135,840
		228,050
		423,026
Poland (0.4%):
Financials (0.4%):
Bank Pekao SA	3,464	104,068
Powszechny Zaklad Ubezpieczen na Zycie SA	16,205	128,560
		232,628

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	7,708	$119,531
Utilities (0.2%):
EDP — Energias de Portugal SA	33,315	101,381
		220,912
Qatar (0.8%):
Energy (0.4%):
Qatar Fuel Co. QSC	2,771	110,876
Qatar Gas Transport Co. Ltd.	18,799	119,284
		230,160
Financials (0.2%):
The Commercial Bank QSC	10,066	89,712
Industrials (0.2%):
Industries Qatar QSC	4,114	132,482
		452,354
Russian Federation (2.1%):
Energy (0.2%):
Bashneft PJSC	2,180	127,956
Financials (0.2%):
Moscow Exchange MICEX	59,450	122,049
Materials (0.5%):
MMC Norilsk Nickel PJSC	871	144,080
Novolipetsk Steel OJSC	77,940	146,492
		290,572
Telecommunication Services (0.8%):
Megafon PJSC	12,310	116,743
Mobile TeleSystems PJSC	34,790	146,997
Rostelecom PJSC	111,670	153,402
		417,142
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	29,500,000	97,894
RusHydro PJSC	9,077,000	137,462
		235,356
		1,193,075
Singapore (0.9%):
Industrials (0.7%):
Keppel Corp. Ltd.	23,300	92,755
Singapore Airlines Ltd.	25,400	169,253
Singapore Technologies Engineering Ltd.	54,000	119,968
		381,976

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (0.2%):
Singapore Telecommunications Ltd.	51,500	$129,216
		511,192
South Africa (1.8%):
Consumer Discretionary (0.3%):
Imperial Holdings Ltd.	5,151	68,197
Truworths International Ltd.	16,131	93,362
		161,559
Financials (0.6%):
Barclays Africa Group Ltd.	8,140	99,986
Investec Ltd.	16,113	105,787
Nedbank Group Ltd.	6,767	117,214
		322,987
Health Care (0.2%):
Life Healthcare Group Holdings Ltd.	51,779	122,697
Industrials (0.2%):
The Bidvest Group Ltd.	9,942	131,006
Materials (0.2%):
Sasol Ltd.	3,312	95,122
Telecommunication Services (0.3%):
Vodacom Group Ltd.	17,699	196,221
		1,029,592
Spain (1.3%):
Industrials (0.6%):
Abertis Infraestructuras SA	8,663	121,018
ACS, Actividades de Construccion y Servicios SA	3,258	102,800
Ferrovial SA	5,958	106,241
		330,059
Utilities (0.7%):
Enagas SA	5,820	147,476
Gas Natural SDG SA	5,788	108,876
Red Electrica Corp. SA	8,893	167,521
		423,873
		753,932
Sweden (1.0%):
Consumer Staples (0.2%):
Swedish Match AB	3,796	120,492
Financials (0.4%):
Nordea Bank AB	10,717	118,803
Swedbank AB, A Shares	4,833	116,500
		235,303
Industrials (0.2%):
Skanska AB, Class B	4,944	116,455

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (0.2%):
Telefonaktiebolaget LM Ericsson, B Shares	13,169	$77,217
		549,467
Switzerland (0.9%):
Consumer Discretionary (0.2%):
Garmin Ltd. (b)	2,102	101,926
Financials (0.4%):
Swiss Re AG	1,635	154,738
UBS Group AG, Registered Shares	5,973	93,418
		248,156
Telecommunication Services (0.3%):
Swisscom AG	342	152,917
		502,999
Taiwan (1.1%):
Financials (0.5%):
First Financial Holding Co. Ltd.	471,000	250,793
Information Technology (0.3%):
Inventec Corp.	127,000	86,647
Pegatron Corp.	36,000	85,656
		172,303
Telecommunication Services (0.3%):
Taiwan Mobile Co. Ltd.	60,000	193,183
		616,279
Taiwan, Province of China (2.7%):
Financials (0.5%):
China Development Financial Holding Corp.	578,000	143,908
Mega Financial Holding Co. Ltd.	226,000	160,740
		304,648
Information Technology (1.2%):
Asustek Computer, Inc.	16,000	131,014
Compal Electronics, Inc.	224,000	127,966
Lite-On Technology Corp.	541	814
Nanya Technology Corp.	88,000	130,910
Quanta Computer, Inc.	65,000	121,135
United Microelectronics Corp.	366,000	128,911
		640,750
Materials (0.3%):
Nan Ya Plastics Corp.	82,000	180,645
Telecommunication Services (0.7%):
Chunghwa Telecom Co. Ltd.	65,000	204,130
Far EasTone Telecommunications Co. Ltd.	82,000	184,363
		388,493
		1,514,536

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Thailand (1.9%):
Energy (0.2%):
Irpc Public Co. Ltd.	947,300	$126,720
Industrials (0.3%):
Bts Group Holdings Public Co. Ltd.	677,200	161,521
Information Technology (0.2%):
Delta Electronics Thailand Public Co. Ltd.	49,000	111,335
Materials (0.2%):
PTT Global Chemical Public Co. Ltd.	51,600	90,482
Telecommunication Services (0.4%):
Advanced INFO Service Public Co. Ltd.	20,100	82,330
Intouch Holdings Public Co. Ltd.	60,600	83,997
Total Access Communication Public Co. Ltd.	65,900	69,319
		235,646
Utilities (0.6%):
Glow Energy Public Co. Ltd.	56,800	125,144
Ratchaburi Electricity Generating Holding Public Co. Ltd.	130,800	182,467
		307,611
		1,033,315
Turkey (0.7%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi AS	9,481	82,213
Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS	5,691	114,136
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	60,421	87,983
Petkim Petrokimya Holding As	75,699	79,389
		167,372
		363,721
United Arab Emirates (0.6%):
Financials (0.4%):
Abu Dhabi Commercial Bank PJSC	52,728	98,931
Dubai Islamic Bank PJSC	81,701	123,843
		222,774
Real Estate (0.2%):
DAMAC Properties Dubai Co. PJSC	162,951	111,923
		334,697
United Kingdom (3.3%):
Consumer Discretionary (1.1%):
Barratt Developments PLC	8,997	51,140
InterContinental Hotels Group PLC	2,227	99,562
ITV PLC	28,397	72,088
Marks & Spencer Group PLC	19,291	83,086

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Next PLC	1,185	$72,683
Persimmon PLC	2,435	53,117
Sky PLC	11,333	138,137
Taylor Wimpey PLC	26,016	49,060
		618,873
Consumer Staples (0.1%):
Coca-Cola European Partners PLC	2,151	67,542
Financials (0.5%):
Admiral Group PLC	4,397	98,868
Direct Line Insurance Group PLC	22,435	102,088
Legal & General Group PLC	24,765	75,431
		276,387
Industrials (0.6%):
BAE Systems PLC	21,842	158,842
International Consolidated Airlines Group SA	12,334	66,820
Royal Mail PLC	19,256	109,440
		335,102
Materials (0.2%):
Johnson Matthey PLC	2,783	108,873
Utilities (0.8%):
National Grid PLC	12,906	150,765
SSE PLC	6,552	125,084
United Utilities Group PLC	13,732	152,184
		428,033
		1,834,810
United States (42.1%):
Consumer Discretionary (6.7%):
AMC Entertainment Holdings, Inc., Class A	3,116	104,853
Best Buy Co., Inc.	1,711	73,008
Bob Evans Farms, Inc.	3,150	167,611
Brinker International, Inc.	2,086	103,320
Capella Education Co.	1,911	167,786
Cinemark Holdings, Inc.	2,593	99,467
Coach, Inc.	2,214	77,534
Darden Restaurants, Inc.	1,947	141,586
Dineequity, Inc.	1,730	133,210
DSW, Inc., Class A	3,526	79,864
Ford Motor Co.	7,216	87,530
GameStop Corp., Class A	3,263	82,423
Gannett Co., Inc.	7,804	75,777
General Motors Co.	3,303	115,077
GNC Holdings, Inc.	2,321	25,624
HSN, Inc.	2,489	85,373
Ilg, Inc.	5,653	102,715
Kohl's Corp.	1,275	62,959
L Brands, Inc.	1,104	72,687
See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Las Vegas Sands Corp.	1,292	$69,006
Macy's, Inc.	1,730	61,951
McDonald's Corp.	1,368	166,513
MDC Holdings, Inc.	4,404	112,994
Metaldyne Performance Group, Inc.	4,638	106,442
Movado Group, Inc.	3,742	107,583
New Media Investment Group, Inc.	5,639	90,168
Nordstrom, Inc.	1,279	61,302
Nutrisystem, Inc.	2,654	91,961
Sinclair Broadcast Group, Inc., Class A	3,438	114,657
Sturm Ruger & Co. (b)	1,347	70,987
Superior Industries International, Inc.	3,568	94,017
Target Corp.	1,540	111,234
TEGNA, Inc.	4,005	85,667
The Buckle, Inc.	3,552	80,986
The Cato Corp., Class A	3,057	91,955
The Gap, Inc.	2,460	55,202
The Wendy's Co.	10,933	147,814
Viacom, Inc., Class B	1,275	44,753
Visteon Corp.	676	54,310
Wingstop, Inc.	2,773	82,053
		3,759,959
Consumer Staples (3.1%):
Altria Group, Inc.	2,728	184,467
Archer-Daniels-Midland Co.	1,964	89,657
John B. Sanfilippo & Son, Inc.	1,383	97,349
Kimberly-Clark Corp.	1,269	144,818
Philip Morris International, Inc.	1,697	155,259
Pilgrim's Pride Corp.	3,485	66,180
Reynolds American, Inc.	2,799	156,856
The Coca-Cola Co.	4,192	173,800
The Procter & Gamble Co.	2,207	185,565
Vector Group Ltd. (b)	8,686	197,520
Wal-Mart Stores, Inc.	1,777	122,826
Weis Markets, Inc.	2,420	161,753
		1,736,050
Energy (1.3%):
Atwood Oceanics, Inc.	4,374	57,431
Exxon Mobil Corp.	1,433	129,342
Marathon Petroleum Corp.	1,274	64,146
Oceaneering International, Inc.	2,780	78,424
ONEOK, Inc.	1,005	57,697
Phillips 66	1,219	105,334
Plains GP Holdings, LP, Class A	1,070	37,108
Valero Energy Corp.	1,284	87,723
Western Refining, Inc.	2,243	84,897
		702,102

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (9.4%):
American Financial Group, Inc.	2,049	$180,558
Ameriprise Financial, Inc.	794	88,086
AMERISAFE, Inc.	2,331	145,338
Arthur J. Gallagher & Co.	2,861	148,658
Artisan Partners Asset Ma, Class A	3,296	98,056
BB&T Corp.	2,724	128,083
BGC Partners, Inc., Class A	16,144	165,153
Capitol Federal Financial, Inc.	15,744	259,146
Cincinnati Financial Corp.	2,018	152,864
CME Group, Inc.	1,207	139,227
Cohen & Steers, Inc.	2,749	92,366
Columbia Banking System, Inc.	3,552	158,703
Cullen/Frost Bankers, Inc.	948	83,642
Erie Indemnity Co., Class A	1,285	144,498
FBL Financial Group, Inc., Class A	1,971	154,034
FNB Corp.	9,322	149,432
Glacier Bancorp, Inc.	4,079	147,782
Huntington Bancshares, Inc.	7,931	104,848
Lpl Financial Holdings, Inc.	1,532	53,942
Mercury General Corp.	2,754	165,818
MetLife, Inc.	1,643	88,541
Moelis & Co., Class A	3,826	129,701
Navient Corp.	4,126	67,790
Northstar Asset Management Group, Inc.	5,980	89,222
Old National Bancorp	8,953	162,497
Old Republic International Corp.	8,196	155,724
PacWest Bancorp	1,754	95,488
Park National Corp.	1,239	148,259
People's United Financial, Inc.	6,501	125,859
Principal Financial Group, Inc.	1,623	93,907
ProAssurance Corp.	3,653	205,299
Prudential Financial, Inc.	1,004	104,476
Safety Insurance Group, Inc.	2,718	200,317
T. Rowe Price Group, Inc.	1,600	120,416
The Progressive Corp.	4,754	168,767
Valley National Bancorp	13,105	152,542
Virtu Financial, Inc.	6,914	110,278
Waddell & Reed Financial, Inc., Class A	3,645	71,114
Wells Fargo & Co.	2,276	125,430
WisdomTree Investments, Inc. (b)	5,528	61,582
		5,237,443
Health Care (1.5%):
AbbVie, Inc.	1,433	89,734
Merck & Co., Inc.	2,010	118,329
Meridian Bioscience, Inc.	6,587	116,590
National Healthcare Corp.	2,732	207,058
Owens & Minor, Inc.	3,961	139,784
Pfizer, Inc.	4,259	138,332
		809,827

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (6.0%):
Allegiant Travel Co.	673	$111,987
Altra Industrial Motion Corp.	4,699	173,393
American Railcar Industries, Inc.	1,885	85,372
Ceb, Inc.	1,869	113,261
Cummins, Inc.	800	109,336
Deere & Co.	1,096	112,932
Douglas Dynamics, Inc.	3,132	105,392
Emerson Electric Co.	2,072	115,514
Federal Signal Corp.	5,716	89,227
GATX Corp. (b)	2,010	123,776
H&E Equipment Services, Inc.	3,365	78,236
Hillenbrand, Inc.	4,465	171,233
Hyster-Yale Materials Handling, Inc., Class A	1,722	109,812
Insteel Industries, Inc.	2,457	87,568
KBR, Inc.	5,567	92,913
Kforce, Inc.	3,835	88,589
Knoll, Inc.	4,453	124,372
Lockheed Martin Corp.	744	185,955
Macquarie Infrastructure Corp.	1,050	85,785
McGrath RentCorp	3,698	144,925
Mobile Mini, Inc.	3,097	93,684
MSA Safety, Inc.	2,073	143,721
National Presto Industries, Inc.	1,460	155,344
Resources Connection, Inc.	6,640	127,820
Steelcase, Inc., Class A	7,907	141,535
The Greenbrier Cos., Inc.	1,678	69,721
United Parcel Service, Inc., Class B	1,749	200,505
West Corp.	4,111	101,788
		3,343,696
Information Technology (3.0%):
AVX Corp.	10,508	164,240
CA, Inc.	3,689	117,200
Cisco Systems, Inc.	3,415	103,201
HP, Inc.	5,329	79,082
Intel Corp.	2,998	108,738
International Business Machines Corp.	747	123,995
Intersil Corp., Class A	4,394	97,986
Leidos Holdings, Inc.	1,310	66,993
MTS Systems Corp.	1,561	88,509
NIC, Inc.	5,287	126,359
Paychex, Inc.	2,215	134,849
QUALCOMM, Inc.	1,419	92,519
Symantec Corp.	2,919	69,735
Tessera Holding Corp.	4,257	188,159
The Western Union Co.	5,077	110,273
		1,671,838

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.9%):
CF Industries Holdings, Inc.	1,877	$59,088
Compass Minerals International, Inc. (b)	1,700	133,195
Domtar Corp.	2,596	101,322
Huntsman Corp.	2,818	53,767
International Paper Co.	1,864	98,904
KapStone Paper and Packaging Corp.	2,338	51,553
P.H. Glatfelter Co.	3,254	77,738
Packaging Corp. of America	999	84,735
Rayonier Advanced Materials, Inc.	3,861	59,691
Schweitzer-Mauduit International, Inc.	2,502	113,916
Sonoco Products Co.	2,448	129,010
The Dow Chemical Co.	2,106	120,505
		1,083,424
Real Estate (0.2%):
HFF, Inc., Class A	3,282	99,281
Telecommunication Services (1.2%):
AT&T, Inc.	4,863	206,823
CenturyLink, Inc. (b)	2,995	71,221
Cogent Communications Holdings, Inc.	2,794	115,532
Inteliquent, Inc.	4,555	104,401
Verizon Communications, Inc.	3,068	163,770
		661,747
Utilities (7.8%):
8point3 Energy Partners, LP (b)	6,232	80,891
ALLETE, Inc.	2,906	186,536
Alliant Energy Corp.	3,902	147,847
Ameren Corp.	3,115	163,413
American Electric Power Co., Inc.	2,335	147,012
American States Water Co.	2,895	131,896
Avista Corp.	4,341	173,597
Connecticut WTR Service, Inc.	2,986	166,768
Consolidated Edison, Inc.	2,016	148,539
Dominion Resources, Inc.	2,171	166,277
DTE Energy Co.	1,686	166,088
Duke Energy Corp.	1,957	151,902
Eversource Energy	2,914	160,940
Exelon Corp.	3,693	131,064
MGE Energy, Inc.	2,860	186,758
Middlesex Water Co.	3,287	141,144
NorthWestern Corp.	3,217	182,951
OGE Energy Corp.	3,635	121,591
Otter Tail Corp.	4,400	179,520
PG&E Corp.	2,578	156,665
Pinnacle West Capital Corp.	2,032	158,557
PPL Corp.	4,140	140,967
Public Service Enterprise Group, Inc.	3,534	155,072
SCANA Corp.	2,201	161,289
The Southern Co.	3,370	165,770

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Fair Value(a)
Unitil Corp.	3,632	$164,675
WEC Energy Group, Inc.	2,532	148,502
Xcel Energy, Inc.	3,873	157,631
		4,343,862
		23,449,229
Total Common Stocks (Cost $44,705,773)		47,409,274
Rights (0.0%) (e)
Qatar (0.0%): (e)
Financials (0.0%): (e)
Commercial Bank of Qatar Expires 01/23/17 @ $—	1,812	3,484
Total Rights (Cost $—)		3,484
Collateral for Securities Loaned (2.1%)
United States (2.1%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.40% (f)	511,572	511,572
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.42% (f)	675,612	675,612
Total Collateral for Securities Loaned (Cost $1,187,184)		1,187,184
Total Investments (Cost $45,892,957) — 87.2%		48,599,942
Other assets in excess of liabilities — 12.8%		7,158,971
NET ASSETS — 100.00%		$55,758,913

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Chile were fair valued at December 31, 2016.

(b)  All or a portion of this security is on loan.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.2% of the Fund's net assets at December 31, 2016.

(d)  Non-income producing security.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on December 31, 2016.

LP — Limited Partnership

PLC — Public Liability Co.

Written Options

Exchange-traded options

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Fair Value
S&P E-Mini Option	Put	USD	260.00	1/20/17	184	$(333,040)
Total (Premiums Received $268,473)						$(333,040)

See notes to financial statements.

Victory Portfolios II Victory CEMP Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2016

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
NASDAQ 100 E-Mini Futures	142	3/17/17	$13,813,760	$65,316

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOE Volatility Index (Vix) Future	188	1/18/17	$2,843,500	$(91,102)
E-Mini S&P 500 Futures	228	3/17/17	25,492,680	(55,069)
Mini MSCI EAFE Index Futures	141	3/17/17	11,812,980	40,322
Mini MSCI Emerging Markets Index Futures	274	3/17/17	11,766,930	258,446
Russell 2000 Mini Index Futures	177	3/17/17	12,008,565	35,614
				188,211
Total Net Futures Contracts				$253,527

See notes to financial statements.

Victory Portfolios II Victory CEMP Global High Dividend Defensive Fund	Schedule of Portfolio Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (98.1%)
Victory CEMP Emerging Market Volatility Wtd Index ETF	28,978	$703,296
Victory CEMP International High Div Volatility Wtd Index ETF	128,357	4,026,560
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	59,040	2,438,942
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	60,568	2,434,834
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	20,777	863,284
Total Affiliated Exchange-Traded Funds (Cost $9,905,183)		10,466,916
Total Investments (Cost $9,905,184) — 98.1%		10,466,916
Other assets in excess of liabilities — 1.9%		208,704
NET ASSETS — 100.00%		$10,675,620

ETF — Exchange-Traded Fund

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
ASSETS:
Investments, at value (Cost $109,184,524, $4,693,045 and $—)	$134,944,958	(a)	$4,694,255	$—
Cash and cash equivalents	56,255		466,779	2,607,130
Deposits with brokers for futures contracts	169,986		1,719,502	870,645
Interest and dividends receivable	152,330		2,260	1,071
Receivable for capital shares issued	267,036		464,334	89
Receivable for investments sold	1,330,900		—	—
Receivable from Adviser	84,649		14,856	19,363
Prepaid expenses	42,418		15,946	23,208
Total Assets	137,048,532		7,377,932	3,521,506
LIABILITIES:
Collateral for Securities Loaned	1,607,906		—	—
Payable for capital shares redeemed	145,402		1	—
Payable to Distributor	—		476	388
Variation margin payable on open futures contracts	6,864		14,634	8,182
Accrued expenses and other payables:
Investment advisory fees	81,936		5,024	2,908
Administration fees	5,906		308	173
Custodian fees	21,307		591	377
Transfer agent fees	59,180		1,999	1,703
Chief Compliance Officer fees	2,773		110	49
Trustees' fees	—		14	15
12b-1 fees	30,326		565	210
Other accrued expenses	71,820		15,449	15,170
Total Liabilities	2,033,420		39,171	29,175
NET ASSETS:
Capital	108,448,273		11,975,177	5,155,150
Accumulated undistributed (distributions in excess of) net investment income	157,883		(1,597,514)	(307,211)
Accumulated net realized gains (losses) from investments	650,173		(2,962,916)	(1,314,976)
Net unrealized appreciation/depreciation on investments	25,758,783		(75,986)	(40,632)
Net Assets	$135,015,112		$7,338,761	$3,492,331
Net Assets
Class A Shares	$40,842,667		$4,632,852	$1,002,496
Class C Shares	57,965,748		196,160	128,884
Class I Shares	36,206,697		2,509,749	2,360,951
Total	$135,015,112		$7,338,761	$3,492,331
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,773,615		727,277	124,754
Class C Shares	4,000,733		31,776	16,590
Class I Shares	2,458,611		390,900	291,175
Total	9,232,959		1,149,953	432,519
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$14.73		$6.37	$8.04
Class C Shares (d)	$14.49		$6.17	$7.77
Class I Shares	$14.73		$6.42	$8.11
Maximum Sales Charge — Class A Shares	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.63		$6.76	$8.53

(a)  Includes $1,556,963 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund	Victory CEMP Global High Dividend Defensive Fund
ASSETS:
Affiliated investments, at value (Cost $—, $— and $9,905,184)	$—		$—	$10,466,916
Investments, at value (Cost 3,106,766, 45,892,957 and —)	3,791,486	(a)	48,599,942 (b)	—
Foreign currency, at value (Cost —, 797,210 and —)	—		797,210	—
Cash and cash equivalents	378,805		2,218,140	162,640
Deposits with brokers for futures contracts	103,375		5,430,118	—
Interest and dividends receivable	4,652		123,242	1,365
Receivable for capital shares issued	—		113,089	—
Variation margin receivable on open futures contracts	5,785		—	—
Reclaims receivable	—		19,358	—
Receivable from Adviser	12,100		36,203	22,084
Prepaid expenses	610		37,188	39,765
Total Assets	4,296,813		57,374,490	10,692,770
LIABILITIES:
Written options, at value (Premiums Received $—, $268,473 and $—)	—		333,040	—
Collateral for Securities Loaned	22,589		1,187,184	—
Payable for investments purchased	—		25	—
Foreign tax payable	—		1,956	—
Payable for capital shares redeemed	60,635		—	—
Payable to Distributor	—		—	288
Variation margin payable on open futures contracts	—		17,180	—
Accrued expenses and other payables:
Investment advisory fees	5,254		28,890	—
Administration fees	188		2,404	460
Custodian fees	2,043		26,717	1,922
Transfer agent fees	912		—	7,090
Chief Compliance Officer fees	162		471	331
Trustees' fees	—		182	—
12b-1 fees	225		3,133	2,957
Other accrued expenses	21,303		14,395	4,102
Total Liabilities	113,311		1,615,577	17,150
NET ASSETS:
Capital	2,823,793		59,810,797	10,453,002
Accumulated undistributed (distributions in excess of) net investment income	15,145		66,201	(121,895)
Accumulated net realized gains (losses) from investments	662,984		(7,000,174)	(217,219)
Net unrealized appreciation on investments	681,580		2,882,089	561,732
Net Assets	$4,183,502		$55,758,913	$10,675,620
Net Assets
Class A Shares	$1,945,092		$26,461,214	$5,200,858
Class C Shares	8,999		496,630	5,474,762
Class I Shares	2,229,411		28,801,069	—
Total	$4,183,502		$55,758,913	$10,675,620
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	170,742		2,858,469	553,135
Class C Shares	816		54,007	606,627
Class I Shares	194,890		3,100,555	—
Total	366,448		6,013,031	1,159,762
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$11.39		$9.26	$9.40
Class C Shares (d)	$11.03		$9.20	$9.03
Class I Shares	$11.44		$9.29	$—
Maximum Sales Charge — Class A Shares	5.75%		5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.08		$9.82	$9.97

(a)  Includes $21,464 of securities on loan.

(b)  Includes $1,148,543 of securities on loan.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2016

  (Unaudited)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Investment Income:
Dividend income	$1,347,797	$2,152	$4,238
Interest income	—	15,865	5,623
Securities lending income	13,017	—	—
Total Income	1,360,814	18,017	9,861
Expenses:
Investment advisory fees	535,508	33,706	21,942
Administration fees	59,895	3,293	2,155
12b-1 fees — Class A Shares	66,558	5,362	1,647
12b-1 fees — Class C Shares	296,236	1,009	1,260
Custodian fees	17,360	252	252
Transfer agent fees — Class A Shares	25,568	1,388	484
Transfer agent fees — Class C Shares	27,708	184	284
Transfer agent fees — Class I Shares	25,160	336	1,856
Trustees' fees	11,884	636	452
Chief Compliance Officer fees	3,192	168	84
Legal and audit fees	53,088	16,076	19,484
State registration and filing fees	31,412	9,244	12,680
Interest expense on line of credit	336	—	—
Printing fees	44,292	4,284	4,016
Other expenses	5,900	1,224	1,208
Total Expenses	1,204,097	77,162	67,804
Expenses waived/reimbursed by Adviser	(273,427)	(34,895)	(41,580)
Net Expenses	930,670	42,267	26,224
Net Investment Income (Loss)	430,144	(24,250)	(16,363)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from securities transactions	4,337,058	20	3,305
Net realized gains/losses from futures transactions	152,680	(233,639)	(175,294)
Net change in unrealized appreciation/depreciation on investments	7,470,041	(7,780)	(6,151)
Net change in unrealized appreciation/depreciation on futures transactions	(11,189)	(52,442)	(38,760)
Net realized/unrealized gains/losses on investments	11,948,590	(293,841)	(216,900)
Change in net assets resulting from operations	$12,378,734	$(318,091)	$(233,263)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2016

  (Unaudited)

	Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund	Victory CEMP Global High Dividend Defensive Fund
Investment Income:
Affiliated Dividend income	$—	$—	$142,106
Unaffiliated dividend income	84,100	1,063,883	405
Securities lending income	505	10,414	—
Foreign tax withholding	—	(64,864)	—
Total Income	84,605	1,009,433	142,511
Expenses:
Investment advisory fees	60,126	193,261	—
Administration fees	4,166	25,221	3,424
12b-1 fees — Class A Shares	2,443	34,820	6,497
12b-1 fees — Class C Shares	272	2,442	18,276
Custodian fees	8,536	32,120	588
Transfer agent fees — Class A Shares	768	3,696	4,720
Transfer agent fees — Class C Shares	—	216	2,944
Transfer agent fees — Class I Shares	756	2,292	—
Trustees' fees	904	4,500	636
Chief Compliance Officer fees	252	924	252
Legal and audit fees	7,404	17,708	16,020
State registration and filing fees	5,580	14,488	13,920
Interest expense on line of credit	—	168	—
Printing fees	2,964	8,896	9,992
Other expenses	3,448	14,573	924
Total Expenses	97,619	355,325	78,193
Expenses waived/reimbursed by Adviser	(32,255)	(108,368)	(42,196)
Net Expenses	65,364	246,957	35,997
Net Investment Income	19,241	762,476	106,514
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from affiliated securities transactions	—	—	104,161
Net realized gains from unaffiliated securities transactions	1,231,416	747,687	—
Distributions of realized gains from affiliated underlying investment companies	—	—	124
Net realized losses from futures transactions	(221,561)	(3,468,240)	—
Net realized gains from written options	—	1,798,926	—
Net realized losses from foreign currency transactions	—	(34,653)	—
Net change in unrealized appreciation/depreciation on affiliated investments	—	—	351,061
Net change in unrealized appreciation/depreciation on unaffiliated investments	(457,573)	2,771,592	—
Net change in unrealized appreciation/depreciation on futures transactions	(45,371)	(827,458)	—
Net change in unrealized appreciation/depreciation on written options	—	(395,590)	—
Net change in unrealized appreciation/depreciation on foreign taxes	—	1,153	—
Net realized/unrealized gains on investments	506,911	593,417	455,346
Change in net assets resulting from operations	$526,152	$1,355,893	$561,860

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$430,144	$1,398,928	$(24,250)	$(45,927)	$(16,363)	$(32,631)
Net realized gains/losses from investment transactions	4,489,738	377,668	(233,619)	(771,160)	(171,989)	(262,314)
Net change in unrealized appreciation/ depreciation on investments	7,458,852	(221,343)	(60,222)	(65,836)	(44,911)	(22,660)
Change in net assets resulting from operations	12,378,734	1,555,253	(318,091)	(882,923)	(233,263)	(317,605)
Distributions to Shareholders:
From net investment income:
Class A Shares	(141,603)	(636,403)	—	—	—	—
Class C Shares	—	(118,118)	—	—	—	—
Class I Shares	(163,632)	(551,050)	—	—	—	—
Class T Shares	—	(21,046)	—	—	—	—
From net realized gains:
Class A Shares	(666,109)	(3,201,414)	—	—	—	—
Class C Shares	(925,814)	(2,186,914)	—	—	—	—
Class I Shares	(606,486)	(1,966,743)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(2,503,644)	(8,681,688)	—	—	—	—
Change in net assets resulting from capital transactions	(39,978,799)	(40,619,515)	(645,622)	(3,041,559)	(2,506,498)	(1,744,769)
Change in net assets	(30,103,709)	(47,745,950)	(963,713)	(3,924,482)	(2,739,761)	(2,062,374)
Net Assets:
Beginning of period	165,118,821	212,864,771	8,302,474	12,226,956	6,232,092	8,294,466
End of period	$135,015,112	$165,118,821	$7,338,761	$8,302,474	$3,492,331	$6,232,092
Accumulated undistributed (distributions in excess of) net investment income	$157,883	$32,974	$(1,597,514)	$(1,573,264)	$(307,211)	$(290,848)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$4,316,477	$22,058,340	$1,563,852	$2,504,849	$401,316	$905,091
Distributions reinvested	790,965	3,769,926	—	—	—	—
Subscription Exchange	—	17,402,807	—	16,881	—	86,333
Cost of shares redeemed	(30,436,407)	(53,120,380)	(834,287)	(4,045,034)	(496,910)	(1,427,225)
Total Class A Shares	$(25,328,965)	$(9,889,307)	$729,565	$(1,523,304)	$(95,594)	$(435,801)
Class C Shares
Proceeds from shares issued	$8,188,625	$19,086,797	$14,646	$33,243	$44,104	$91,964
Distributions reinvested	919,340	2,293,003	—	—	—	—
Cost of shares redeemed	(13,093,249)	(18,372,065)	(9,461)	(43,213)	(159,519)	(77,602)
Total Class C Shares	$(3,985,284)	$3,007,735	$5,185	$(9,970)	$(115,415)	$14,362
Class I Shares
Proceeds from shares issued	$3,266,240	$19,939,996	$731,146	$1,450,380	$560,201	$1,720,931
Distributions reinvested	721,836	2,262,697	—	—	—	—
Cost of shares redeemed	(14,652,626)	(38,894,352)	(2,111,518)	(2,942,048)	(2,855,690)	(2,964,188)
Total Class I Shares	$(10,664,550)	$(16,691,659)	$(1,380,372)	$(1,491,668)	$(2,295,489)	$(1,243,257)
Class T Shares
Proceeds from shares issued	$—	$600,414	$—	$302	$—	$11,871
Distributions reinvested	—	19,918	—	—	—	—
Cost of shares redeemed	—	(263,809)	—	(38)	—	(5,611)
Redemption Exchange	—	(17,402,807)	—	(16,881)	—	(86,333)
Total Class T Shares	$—	$(17,046,284)	$—	$(16,617)	$—	$(80,073)
Change in net assets resulting from capital transactions	$(39,978,799)	$(40,619,515)	$(645,622)	$(3,041,559)	$(2,506,498)	$(1,744,769)

(continues on next page)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund		Victory CEMP Commodity Volatility Wtd Index Strategy Fund		Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	297,647	1,612,702	245,503	401,268	49,695	111,607
Reinvested	53,039	280,187	—	—	—	—
Issued exchange	—	1,256,520	—	2,642	—	10,819
Redeemed	(2,120,720)	(3,935,197)	(131,603)	(664,845)	(61,670)	(188,047)
Total Class A Shares	(1,770,034)	(785,788)	113,900	(260,935)	(11,975)	(65,621)
Class C Shares
Issued	573,358	1,424,827	2,271	5,506	5,645	12,006
Reinvested	62,498	172,712	—	—	—	—
Redeemed	(920,448)	(1,384,709)	(1,528)	(7,129)	(20,301)	(10,408)
Total Class C Shares	(284,592)	212,830	743	(1,623)	(14,656)	1,598
Class I Shares
Issued	225,203	1,450,530	114,154	242,317	68,955	221,830
Reinvested	48,408	168,278	—	—	—	—
Redeemed	(1,015,891)	(2,885,997)	(325,697)	(469,878)	(348,944)	(374,540)
Total Class I Shares	(742,280)	(1,267,189)	(211,543)	(227,561)	(279,989)	(152,710)
Class T Shares
Issued	—	42,640	—	47	—	1,478
Reinvested	—	1,538	—	—	—	—
Issued exchange	—	—	—	(6)	—	—
Redeemed	—	(18,792)	—	—	—	(721)
Redeemed exchange	—	(1,261,987)	—	(2,654)	—	(10,914)
Total Class T Shares	—	(1,236,601)	—	(2,613)	—	(10,157)
Change in Shares	(2,796,906)	(3,076,748)	(96,900)	(492,732)	(306,620)	(226,890)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$19,241	$67,306	$762,476	$2,005,515	$106,514	$174,362
Net realized gains/losses from investment transactions	1,009,855	(181,295)	(956,280)	(3,290,843)	104,161	(366,275)
Distributions of realized gains from underlying investment companies	—	—	—	—	124	129,591
Net change in unrealized appreciation/ depreciation on investments	(502,944)	118,430	1,549,697	2,935,904	351,061	(222,946)
Change in net assets resulting from operations	526,152	4,441	1,355,893	1,650,576	561,860	(285,268)
Distributions to Shareholders:
From net investment income:
Class A Shares	(202)	(1,409)	(379,850)	(683,754)	(121,474)	(59,695)
Class C Shares	—	—	(5,532)	(7,987)	(106,935)	(73)
Class I Shares	(5,344)	(61,115)	(488,820)	(940,589)	—	—
Class T Shares	—	—	—	(466)	—	—
From net realized gains:
Class A Shares	—	(107,696)	—	(725,180)	—	(1,528,042)
Class C Shares	—	(3,401)	—	(10,951)	—	(916,531)
Class I Shares	—	(559,489)	—	(962,746)	—	—
Change in net assets resulting from distributions to shareholders	(5,546)	(733,110)	(874,202)	(3,331,673)	(228,409)	(2,504,341)
Change in net assets resulting from capital transactions	(8,774,343)	(2,347,747)	(18,755,744)	18,632,646	1,214,981	(2,697,946)
Change in net assets	(8,253,737)	(3,076,416)	(18,274,053)	16,951,549	1,548,432	(5,487,555)
Net Assets:
Beginning of period	12,437,239	15,513,655	74,032,966	57,081,417	9,127,188	14,614,743
End of period	$4,183,502	$12,437,239	$55,758,913	$74,032,966	$10,675,620	$9,127,188
Accumulated undistributed (distributions in excess of) net investment income	$15,145	$1,450	$66,201	$177,927	$(121,895)	$—
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$68,091	$1,757,394	$803,816	$14,883,271	$756,094	$466,441
Distributions reinvested	202	109,105	379,850	1,377,572	115,290	1,553,988
Subscription Exchange	—	11,444	—	74,605	—	3,324,077
Cost of shares redeemed	(117,969)	(2,865,542)	(4,558,627)	(17,257,896)	(1,442,384)	(4,166,623)
Total Class A Shares	$(49,676)	$(987,599)	$(3,374,961)	$(922,448)	$(571,000)	$1,177,883
Class C Shares
Proceeds from shares issued	$(11)	$1,100	$158,681	$649,954	$2,537,725	$176,278
Distributions reinvested	—	3,401	5,532	17,928	105,558	895,281
Cost of shares redeemed	(62,751)	(12,731)	(188,102)	(520,700)	(857,302)	(1,432,998)
Total Class C Shares	$(62,762)	$(8,230)	$(23,889)	$147,182	$1,785,981	$(361,439)
Class I Shares
Proceeds from shares issued	$622,820	$6,887,842	$4,003,419	$41,319,415	$—	$—
Distributions reinvested	1,285	6,373	432,723	937,198	—	—
Cost of shares redeemed	(9,286,010)	(8,234,689)	(19,793,036)	(22,774,550)	—	—
Total Class I Shares	$(8,661,905)	$(1,340,474)	$(15,356,894)	$19,482,063	$—	$—
Class T Shares
Proceeds from shares issued	$—	$—	$—	$140	$—	$20,491
Distributions reinvested	—	—	—	466	—	—
Cost of shares redeemed	—	—	—	(152)	—	(210,804)
Redemption Exchange	—	(11,444)	—	(74,605)	—	(3,324,077)
Total Class T Shares	$—	$(11,444)	$—	$(74,151)	$—	$(3,514,390)
Change in net assets resulting from capital transactions	$(8,774,343)	$(2,347,747)	$(18,755,744)	$18,632,646	$1,214,981	$(2,697,946)

(continues on next page)

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory CEMP Long/Short Strategy Fund		Victory CEMP Market Neutral Income Fund		Victory CEMP Global High Dividend Defensive Fund
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Six Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	6,063	162,020	87,524	1,590,519	80,909	50,432
Reinvested	18	10,167	40,935	148,976	12,278	178,825
Issued exchange	—	1,019	—	7,837	—	292,870
Redeemed	(10,355)	(265,661)	(490,473)	(1,854,034)	(154,991)	(416,583)
Total Class A Shares	(4,274)	(92,455)	(362,014)	(106,702)	(61,804)	105,544
Class C Shares
Issued	—	104	17,308	69,244	279,909	18,656
Reinvested	—	326	600	1,953	11,703	106,963
Redeemed	(5,864)	(1,211)	(20,523)	(55,675)	(95,769)	(146,305)
Total Class C Shares	(5,864)	(781)	(2,615)	15,522	195,843	(20,686)
Class I Shares
Issued	54,620	618,697	432,381	4,382,966	—	—
Reinvested	114	594	46,469	101,227	—	—
Redeemed	(817,697)	(748,310)	(2,125,821)	(2,417,631)	—	—
Total Class I Shares	(762,963)	(129,019)	(1,646,971)	2,066,562	—	—
Class T Shares
Issued	—	—	—	15	—	1,828
Reinvested	—	—	—	49	—	—
Redeemed	—	—	—	(16)	—	(18,460)
Redeemed exchange	—	(1,025)	—	(7,845)	—	(297,058)
Total Class T Shares	—	(1,025)	—	(7,797)	—	(313,690)
Change in Shares	(773,101)	(223,280)	(2,011,600)	1,967,585	134,039	(228,832)

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.06	0.13	0.05	0.03	0.04
Net realized and unrealized gains on investments	1.15	0.16	0.74	2.58	1.71
Total from Investment Activities	1.21	0.29	0.79	2.61	1.75
Distributions to Shareholders:
Net investment income	(0.04)	(0.12)	(0.04)	(0.13)	(0.04)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.28)	(0.64)	(0.80)	(0.16)	(0.04)
Net Asset Value, End of Period	$14.73	$13.80	$14.15	$14.16	$11.71
Total Return (excludes sales charge) (c)	8.75%	2.17%	5.89%	22.39%	17.49%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,843	$62,700	$75,399	$77,212	$20,008
Ratio of net expenses to average net assets (d)	0.99%	0.99%	1.50%	1.60%	1.60%
Ratio of net investment income to average net assets (d)	0.77%	0.92%	0.35%	0.25%	0.51%
Ratio of gross expenses to average net assets (d) (e)	1.36%	1.28%	1.67%	1.68%	1.89%
Portfolio turnover (c) (f)	21%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.59	$13.95	$14.05	$11.67	$10.00
Investment Activities:
Net investment income (loss) (b)	— (c)	0.02	(0.05)	(0.07)	(0.03)
Net realized and unrealized gains on investments	1.14	0.17	0.71	2.57	1.72
Total from Investment Activities	1.14	0.19	0.66	2.50	1.69
Distributions to Shareholders:
Net investment income	—	(0.03)	—	(0.09)	(0.02)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.24)	(0.55)	(0.76)	(0.12)	(0.02)
Net Asset Value, End of Period	$14.49	$13.59	$13.95	$14.05	$11.67
Total Return (excludes contingent deferred sales charge) (d)	8.34%	1.42%	5.01%	21.52%	16.98%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$57,966	$58,249	$56,826	$33,464	$2,673
Ratio of net expenses to average net assets (e)	1.74%	1.74%	2.25%	2.35%	2.35%
Ratio of net investment income (loss) to average net assets (e)	0.05%	0.16%	(0.37)%	(0.50)%	(0.34)%
Ratio of gross expenses to average net assets (e) (f)	2.07%	2.11%	2.42%	3.43%	2.64%
Portfolio turnover (d) (g)	21%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class C commenced operations on November 19, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.80	$14.15	$14.16	$11.71	$10.00
Investment Activities:
Net investment income (b)	0.08	0.16	0.08	0.07	0.05
Net realized and unrealized gains on investments	1.15	0.16	0.74	2.57	1.71
Total from Investment Activities	1.23	0.32	0.82	2.64	1.76
Distributions to Shareholders:
Net investment income	(0.06)	(0.15)	(0.07)	(0.16)	(0.05)
Net realized gains from investments	(0.24)	(0.52)	(0.76)	(0.03)	—
Total Distributions to Shareholders	(0.30)	(0.67)	(0.83)	(0.19)	(0.05)
Net Asset Value, End of Period	$14.73	$13.80	$14.15	$14.16	$11.71
Total Return (c)	8.88%	2.42%	6.16%	22.66%	17.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,207	$44,170	$63,213	$92,699	$4,205
Ratio of net expenses to average net assets (d)	0.74%	0.74%	1.25%	1.35%	1.35%
Ratio of net investment income to average net assets (d)	1.04%	1.14%	0.60%	0.50%	0.63%
Ratio of gross expenses to average net assets (d) (e)	1.13%	1.11%	1.42%	1.43%	1.64%
Portfolio turnover (c) (f)	21%	46%	48%	29%	13%

(a)  The Victory CEMP US 500 Enhanced Volatility Wtd Index Fund Class I commenced operations on November 19, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.64	$7.02		$9.78	$8.86	$10.00
Investment Activities:
Net investment loss (b)	(0.02)	(0.04)		(0.04)	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.25)	(0.34)		(1.75)	0.97	(1.11)
Total from Investment Activities	(0.27)	(0.38)		(1.79)	0.92	(1.14)
Distributions to Shareholders:
Net investment income	—	—		(0.97)	—	—
Total Distributions to Shareholders	—	—		(0.97)	—	—
Net Asset Value, End of Period	$6.37	$6.64		$7.02	$9.78	$8.86
Total Return (excludes sales charge) (c)	(4.07)%	(5.41)%		(18.63)%	10.38%	(11.40)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,633	$4,073		$6,135	$3,987	$3,309
Ratio of net expenses to average net assets (d)	1.10%	1.10%		1.36%	1.40%	1.40%
Ratio of net investment loss to average net assets (d)	(0.71)%	(0.62)%		(0.54)%	(0.52)%	(0.54)%
Ratio of gross expenses to average net assets (d) (e)	1.99%	1.99%		1.73%	1.70%	1.53%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.46	$6.88		$9.66	$8.82	$10.00
Investment Activities:
Net investment loss (b)	(0.04)	(0.08)		(0.10)	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.25)	(0.34)		(1.72)	0.96	(1.11)
Total from Investment Activities	(0.29)	(0.42)		(1.82)	0.84	(1.18)
Distributions to Shareholders:
Net investment income	—	—		(0.96)	—	—
Total Distributions to Shareholders	—	—		(0.96)	—	—
Net Asset Value, End of Period	$6.17	$6.46		$6.88	$9.66	$8.82
Total Return (excludes contingent deferred sales charge) (c)	(4.49)%	(6.10)%		(19.28)%	9.52%	(11.80)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$196	$200		$225	$186	$73
Ratio of net expenses to average net assets (d)	1.85%	1.85%		2.11%	2.15%	2.15%
Ratio of net investment loss to average net assets (d)	(1.39)%	(1.36)%		(1.29)%	(1.27)%	(1.29)%
Ratio of gross expenses to average net assets (d) (e)	3.38%	3.21%		2.48%	2.45%	2.28%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016		Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$6.69	$7.05		$9.82	$8.87	$10.00
Investment Activities:
Net investment loss (b)	(0.01)	(0.02)		(0.02)	(0.03)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.26)	(0.34)		(1.76)	0.98	(1.11)
Total from Investment Activities	(0.27)	(0.36)		(1.78)	0.95	(1.13)
Distributions to Shareholders:
Net investment income	—	—		(0.99)	—	—
Total Distributions to Shareholders	—	—		(0.99)	—	—
Net Asset Value, End of Period	$6.42	$6.69		$7.05	$9.82	$8.87
Total Return (c)	(4.04)%	(5.11)%		(18.42)%	10.71%	(11.30)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,510	$4,029		$5,849	$10,035	$6,379
Ratio of net expenses to average net assets (d)	0.85%	0.85%		1.11%	1.15%	1.15%
Ratio of net investment loss to average net assets (d)	(0.39)%	(0.36)%		(0.29)%	(0.27)%	(0.35)%
Ratio of gross expenses to average net assets (d) (e)	1.57%	1.70%		1.48%	1.45%	1.28%
Portfolio turnover (c) (f)	—%	80	%(g)	—%	13%	—	%(h)

(a)  The Victory CEMP Commodity Volatility Wtd Index Strategy Fund Class I commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$8.57	$9.55	$9.39	$10.00
Investment Activities:
Net investment loss (b)	(0.03)	(0.06)	(0.07)	(0.08)	(0.05)
Net realized and unrealized gains (losses) on investments	(0.32)	(0.12)	(0.84)	0.24	(0.56)
Total from Investment Activities	(0.35)	(0.18)	(0.91)	0.16	(0.61)
Distributions to Shareholders:
Net investment income	—	—	(0.07)	—	—
Total Distributions to Shareholders	—	—	(0.07)	—	—
Net Asset Value, End of Period	$8.04	$8.39	$8.57	$9.55	$9.39
Total Return (excludes sales charge) (c)	(4.17)%	(2.10)%	(9.49)%	1.70%	(6.10)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,002	$1,147	$1,734	$1,845	$3,505
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.87%	1.98%	1.71%
Ratio of net investment income (loss) to average net assets (d)	(0.86)%	(0.72)%	1.54%	1.60%	1.60%
Ratio of gross expenses to average net assets (d) (e)	2.78%	2.06%	(1.18)%	(1.35)%	(0.88)%
Portfolio turnover (c) (f)	66%	26%	—%	42%	—	%(g)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.15	$8.37	$9.43	$9.34	$10.00
Investment Activities:
Net investment loss (b)	(0.06)	(0.11)	(0.15)	(0.16)	(0.09)
Net realized and unrealized gains (losses) on investments	(0.32)	(0.11)	(0.82)	0.25	(0.57)
Total from Investment Activities	(0.38)	(0.22)	(0.97)	0.09	(0.66)
Distributions to Shareholders:
Net investment income	—	—	(0.09)	—	—
Total Distributions to Shareholders	—	—	(0.09)	—	—
Net Asset Value, End of Period	$7.77	$8.15	$8.37	$9.43	$9.34
Total Return (excludes contingent deferred sales charge) (c)	(4.66)%	(2.63)%	(10.29)%	0.96%	(6.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$129	$255	$248	$57	$16
Ratio of net expenses to average net assets (d)	1.85%	1.85%	2.29%	2.35%	2.35%
Ratio of net investment loss to average net assets (d)	(1.46)%	(1.41)%	(1.78)%	(1.72)%	(1.51)%
Ratio of gross expenses to average net assets (d) (e)	4.98%	3.83%	2.62%	2.73%	2.46%
Portfolio turnover (c) (f)	66%	26%	—%	42%	—	%(g)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.46	$8.60	$9.60	$9.41	$10.00
Investment Activities:
Net investment loss (b)	(0.02)	(0.03)	(0.05)	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.33)	(0.11)	(0.85)	0.26	(0.55)
Total from Investment Activities	(0.35)	(0.14)	(0.90)	0.19	(0.59)
Distributions to Shareholders:
Net investment income	—	—	(0.10)	—	—
Total Distributions to Shareholders	—	—	(0.10)	—	—
Net Asset Value, End of Period	$8.11	$8.46	$8.60	$9.60	$9.41
Total Return (c)	(4.14)%	(1.63)%	(9.37)%	2.02%	(5.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,361	$4,830	$6,227	$9,452	$13,844
Ratio of net expenses to average net assets (d)	0.85%	0.85%	1.29%	1.35%	1.35%
Ratio of net investment loss to average net assets (d)	(0.45)%	(0.40)%	(0.60)%	(0.72)%	(0.65)%
Ratio of gross expenses to average net assets (d) (e)	2.21%	1.80%	1.62%	1.73%	1.46%
Portfolio turnover (c) (f)	66%	26%	—%	42%	—	%(g)

(a)  The Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.89	$11.36	$11.02	$10.36	$10.00
Investment Activities:
Net investment income (loss) (b)	0.01	0.02	0.02	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	0.49	(0.01)	0.36	0.75	0.41	(c)
Total from Investment Activities	0.50	0.01	0.38	0.66	0.36
Distributions to Shareholders:
Net investment income	— (d)	(0.02)	(0.01)	—	—
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	— (d)	(0.48)	(0.04)	—	—
Net Asset Value, End of Period	$11.39	$10.89	$11.36	$11.02	$10.36
Total Return (excludes sales charge) (e)	4.60%	0.15%	3.49%	6.37%	3.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,945	$1,905	$3,039	$3,658	$6,022
Ratio of net expenses to average net assets (f)	1.45%	1.45%	1.58%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (f)	0.19%	0.22%	0.16%	(0.86)%	(0.71)%
Ratio of gross expenses to average net assets (f) (g)	2.18%	1.84%	1.87%	1.76%	2.06%
Portfolio turnover (e) (h)	25%	77%	29%	87%	—	%(i)

(a)  The Victory CEMP Long/Short Strategy Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Amount is less than $0.005 per share.

(e)  Not annualized for periods less than one year.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(i)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.58	$11.10	$10.85	$10.27	$10.00
Investment Activities:
Net investment loss (b)	(0.04)	(0.05)	(0.06)	(0.14)	(0.09)
Net realized and unrealized gains (losses) on investments	0.49	(0.01)	0.34	0.72	0.36	(c)
Total from Investment Activities	0.45	(0.06)	0.28	0.58	0.27
Distributions to Shareholders:
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	—	(0.46)	(0.03)	—	—
Net Asset Value, End of Period	$11.03	$10.58	$11.10	$10.85	$10.27
Total Return (excludes contingent deferred sales charge) (d)	4.25%	(0.52)%	2.63%	5.65%	2.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9	$71	$83	$30	$5
Ratio of net expenses to average net assets (e)	2.20%	2.20%	2.33%	2.35%	2.35%
Ratio of net investment loss to average net assets (e)	(0.68)%	(0.50)%	(0.59)%	(1.33)%	(1.43)%
Ratio of gross expenses to average net assets (e) (f)	4.39%	3.15%	2.62%	2.51%	2.81%
Portfolio turnover (d) (g)	25%	77%	29%	87%	—	%(h)

(a)  The Victory CEMP Long/Short Strategy Fund Class C commenced operations on November 19, 2012.

(b)  Per share net investment loss has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Long/Short Strategy Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.92	$11.39	$11.07	$10.37	$10.00
Investment Activities:
Net investment income (loss) (b)	0.02	0.06	0.05	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	0.51	(0.02)	0.36	0.77	0.40	(c)
Total from Investment Activities	0.53	0.04	0.41	0.70	0.37
Distributions to Shareholders:
Net investment income	(0.01)	(0.05)	(0.06)	—	—
Net realized gains from investments	—	(0.46)	(0.03)	—	—
Total Distributions to Shareholders	(0.01)	(0.51)	(0.09)	—	—
Net Asset Value, End of Period	$11.44	$10.92	$11.39	$11.07	$10.37
Total Return (d)	4.82%	0.44%	3.77%	6.75%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,229	$10,461	$12,380	$22,310	$4,650
Ratio of net expenses to average net assets (e)	1.20%	1.20%	1.33%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (e)	0.42%	0.52%	0.41%	(0.61)%	(0.48)%
Ratio of gross expenses to average net assets (e) (f)	1.78%	1.72%	1.62%	1.51%	1.81%
Portfolio turnover (d) (g)	25%	77%	29%	87%	—	%(h)

(a)  The Victory CEMP Long/Short Strategy Fund Class I commenced operations on November 19, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  The amount of net realized and unrealized gains on investments per share for the period June 30, 2013 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.21	$9.41	$9.84	$9.78	$10.00
Investment Activities:
Net investment income (loss) (b)	0.10	0.26	0.22	0.11	(0.01)
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.38)	— (c)	(0.21)
Total from Investment Activities	0.18	0.24	(0.16)	0.11	(0.22)
Distributions to Shareholders:
Net investment income	(0.13)	(0.21)	(0.21)	(0.05)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.13)	(0.44)	(0.27)	(0.05)	—
Net Asset Value, End of Period	$9.26	$9.21	$9.41	$9.84	$9.78
Total Return (excludes sales charge) (d)	1.97%	2.54%	(1.62)%	1.15%	(2.20)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$26,461	$29,649	$31,313	$28,924	$11,648
Ratio of net expenses to average net assets (e)	0.89%	0.90%	1.13%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets (e)	2.25%	2.72%	2.23%	1.09%	(0.23)%
Ratio of gross expenses to average net assets (e) (f)	1.23%	1.06%	1.27%	1.25%	1.35%
Portfolio turnover (d) (g)	30%	92%	135%	190%	—	%(h)

(a)  The Victory CEMP Market Neutral Income Fund Class A commenced operations on November 19, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.15	$9.36	$9.74	$9.74	$10.00
Investment Activities:
Net investment income (loss) (b)	0.07	0.19	0.14	0.01	(0.06)
Net realized and unrealized gains (losses) on investments	0.08	(0.02)	(0.38)	0.02	(0.20)
Total from Investment Activities	0.15	0.17	(0.24)	0.03	(0.26)
Distributions to Shareholders:
Net investment income	(0.10)	(0.15)	(0.08)	(0.03)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.10)	(0.38)	(0.14)	(0.03)	—
Net Asset Value, End of Period	$9.20	$9.15	$9.36	$9.74	$9.74
Total Return (excludes contingent deferred sales charge) (c)	1.65%	1.75%	(2.42)%	0.34%	(2.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$497	$518	$385	$267	$137
Ratio of net expenses to average net assets (d)	1.64%	1.65%	2.02%	2.00%	2.10%
Ratio of net investment income to average net assets (d)	1.52%	2.00%	1.88%	1.90%	1.90%
Ratio of gross expenses to average net assets (d) (e)	2.67%	2.48%	1.29%	(0.04)%	(1.13)%
Portfolio turnover (c) (f)	30%	92%	135%	190%	—	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class C commenced operations on November 19, 2012.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.
See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Market Neutral Income Fund
	Class I Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Period Ended June 30, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.24	$9.44	$9.89	$9.81	$10.00
Investment Activities:
Net investment income (b)	0.11	0.30	0.23	0.10	—
Net realized and unrealized gains (losses) on investments	0.08	(0.04)	(0.37)	0.04	(0.19)
Total from Investment Activities	0.19	0.26	(0.14)	0.14	(0.19)
Distributions to Shareholders:
Net investment income	(0.14)	(0.23)	(0.25)	(0.06)	—
Net realized gains from investments	—	(0.23)	(0.06)	—	—
Total Distributions to Shareholders	(0.14)	(0.46)	(0.31)	(0.06)	—
Net Asset Value, End of Period	$9.29	$9.24	$9.44	$9.89	$9.81
Total Return (c)	2.10%	2.77%	(1.41)%	1.44%	(1.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$28,801	$43,866	$25,310	$33,773	$9,095
Ratio of net expenses to average net assets (d)	0.64%	0.65%	1.02%	1.00%	1.10%
Ratio of net investment income to average net assets (d)	2.46%	3.16%	0.88%	0.90%	0.90%
Ratio of gross expenses to average net assets (d) (e)	0.97%	1.05%	2.25%	0.87%	(0.20)%
Portfolio turnover (c) (f)	30%	92%	135%	190%	—	%(g)

(a)  The Victory CEMP Market Neutral Income Fund Class I commenced operations on November 19, 2012.

(b)  Per share net investment income has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Less than 0.50%.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class A Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015		Seven Months Ended June 30, 2014	Year Ended November 30, 2013(a)		Year Ended November 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.04	$11.82	$12.54		$13.97	$11.66		$11.98
Investment Activities:
Net investment income (loss) (b)	0.12	0.20	0.41		0.26	0.08		(0.03)
Net realized and unrealized gains (losses) on investments	0.47	(0.34)	(0.41)		0.61	2.23		(0.29)
Total from Investment Activities	0.59	(0.14)	—		0.87	2.31		(0.32)
Distributions to Shareholders:
Net investment income	(0.23)	(0.10)	(0.28)		(0.35)	—		—
Net realized gains from investments	—	(2.54)	(0.44)		(1.95)	—		—
Total Distributions to Shareholders	(0.23)	(2.64)	(0.72)		(2.30)	—		—
Paid in capital from redemption fees	—	—	—		—	—	(c)	—	(c)
Net Asset Value, End of Period	$9.40	$9.04	$11.82		$12.54	$13.97		$11.66
Total Return (excludes sales charge) (d)	6.50%	(0.33)%	0.22	%(e)	7.82%	19.81%		2.67	%(f)

Ratios/Supplemental Data:

Net Assets at end of period (000)	$5,201	$5,561	$6,022	$44,095	$46,693	$48,959
Ratio of net expenses to average net assets (g)	0.50%	0.50%	0.50%	0.50%	1.09%	1.45%
Ratio of net investment income (loss) to average net assets (g)	2.65%	1.96%	3.39%	3.69%	0.58%	(0.22)%
Ratio of gross expenses to average net assets (g) (h)	1.44%	1.17%	0.54%	0.56%	1.09%	1.51%
Portfolio turnover (d) (i)	20%	120%	32%	4%	151%	108%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Had the Advisor not reimbursed a trade error, total return would have been (0.20)%.

(f)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests. Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory CEMP Global High Dividend Defensive Fund
	Class C Shares
	Six Months Ended December 31, 2016	Year Ended June 30, 2016	Year Ended June 30, 2015		Seven Months Ended June 30, 2014	Year Ended November 30, 2013(a)	Year Ended November 30, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$8.68	$11.43	$12.15		$13.55	$11.40	$11.80
Investment Activities:
Net investment income (loss) (b)	0.09	0.11	0.20		0.19	(0.02)	(0.11)
Net realized and unrealized gains (losses) on investments	0.45	(0.32)	(0.29)		0.61	2.17	(0.29)
Total from Investment Activities	0.54	(0.21)	(0.09)		0.80	2.15	(0.40)
Distributions to Shareholders:
Net investment income	(0.19)	— (c)	(0.19)		(0.25)	—	—
Net realized gains from investments	—	(2.54)	(0.44)		(1.95)	—	—
Total Distributions to Shareholders	(0.19)	(2.54)	(0.63)		(2.20)	—	—
Paid in capital from redemption fees	—	—	—		—	— (c)	—	(c)
Net Asset Value, End of Period	$9.03	$8.68	$11.43		$12.15	$13.55	$11.40
Total Return (excludes contingent deferred sales charge) (d)	6.18%	(1.05)%	(0.58	)%(e)	7.36%	18.86%	(3.39	)%(f)

Ratios/Supplemental Data:

Net Assets at end of period (000)	$5,475	$3,566	$4,934	$6,913	$5,787	$7,480
Ratio of net expenses to average net assets (g)	1.25%	1.25%	1.25%	1.25%	1.84%	2.20%
Ratio of net investment income (loss) to average net assets (g)	2.05%	1.19%	1.75%	2.94%	(0.16)%	(0.97)%
Ratio of gross expenses to average net assets (g) (h)	2.22%	1.93%	1.29%	1.31%	1.84%	2.26%
Portfolio turnover (d) (i)	20%	120%	32%	4%	151%	108%

(a)  The period includes the consolidation of a wholly owned subsidiary.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Had the Advisor not reimbursed a trade error, total return would have been (1.02)%.

(f)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)  These ratios exclude the impact of the expenses of the other investment companies in which the Fund invests. Annualized for periods less than one year.

(h)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(i)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2016

  (Unaudited)

1.  Organization:

Victory Portfolios II (formerly Compass EMP Funds Trust) (the "Trust") was organized on April 11, 2012 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 17 funds, 11 of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Objectives
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Track performance of the CEMP US Large Cap 500 Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	Track performance of the CEMP Commodity Volatility Weighted Index before expenses.
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	Track performance of the CEMP Commodity Long/Cash Volatility Weighted Index before expenses.
Victory CEMP Long/Short Strategy Fund	Seeks capital appreciation.
Victory CEMP Market Neutral Income Fund	Seeks to achieve high income while maintaining a low correlation to the fluctuations of the equity and bond markets.
Victory CEMP Global High Dividend	Long term capital appreciation and dividend income.
Defensive Fund ("Global High Dividend Defensive Fund") (Formerly, Victory CEMP Multi-Asset Growth Fund)*

*  Name changed on July 12, 2016.

Each Fund currently offers Class A, Class C and Class I shares, with the exception of Victory CEMP Global High Dividend Defensive Fund, which offers Class A and Class C shares. Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The financial statements of the Victory CEMP Commodity Volatility Wtd Index Strategy Fund and Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund (together, the "Commodity Funds") are consolidated and include the accounts of CEMPCSVWF Fund Ltd. and CEMPCLSSF Fund Ltd., respectively, each a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiaries"), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries' derivatives positions. The Commodity Funds wholly own and control the Subsidiaries, and the Commodity Funds and Subsidiaries are both managed by Victory Capital Management Inc. ("VCM" or "Adviser"). The Commodity Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries, which act as investment vehicles in order for the Commodity Funds to indirectly invest in certain investments that are consistent with their respective investment objectives and policies. Significant intercompany accounts and transactions have been eliminated in consolidation for the Commodity Funds. The accompanying financial statements reflect the financial positions of the Commodity Funds and the results of operations on a consolidated basis with the Subsidiaries.

For tax purposes, the Subsidiaries are exempted Cayman investment companies. The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

("CFCs") and as such are not subject to U.S. income tax. However, as wholly-owned CFCs, the Subsidiaries' net income and capital gains, to the extent of their earnings and profits, will be included each year in the Commodity Funds' taxable income.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

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Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Victory CEMP Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds' investments as of December 31, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$133,337,052	$—	$—	$—	$—	$—	$133,337,052	$—
Collateral for Securities Loaned	1,607,906	—	—	—	—	—	1,607,906	—
Futures Contracts	—	(1,651)	—	—	—	—	—	(1,651)
Total	134,944,958	(1,651)	—	—	—	—	134,944,958	(1,651)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
U.S. Treasury Obligations	—	—	4,694,255	—	—	—	4,694,255	—
Futures Contracts	—	(77,196)	—	—	—	—	—	(77,196)
Total	—	(77,196)	4,694,255	—	—	—	4,694,255	(77,196)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures Contracts	—	(40,632)	—	—	—	—	—	(40,632)
Total	—	(40,632)	—	—	—	—	—	(40,632)
Victory CEMP Long/Short Strategy Fund
Common Stocks	3,768,897	—	—	—	—	—	3,768,897	—
Collateral for Securities Loaned	22,589	—	—	—	—	—	22,589	—
Futures Contracts	—	(3,140)	—	—	—	—	—	(3,140)
Total	3,791,486	(3,140)	—	—	—	—	3,791,486	(3,140)

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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	LEVEL 1 — Quoted Prices			LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs			Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^
Victory CEMP Market Neutral Income Fund
Common Stocks	$26,305,195	(a)	$—	$21,019,170	$—	$84,909	(b)	$—	$47,409,274	$—
Rights	—		—	3,484	—	—		—	3,484	—
Collateral for Securities Loaned	1,187,184		—	—	—	—		—	1,187,184	—
Written Options	—		—	—	(333,040)	—		—	—	(333,040)
Futures Contracts	—		253,527	—	—	—		—	—	253,527
Total	27,492,379		253,527	21,022,654	(333,040)	84,909		—	48,599,942	(79,513)
Victory CEMP Global High Dividend Defensive Fund
Affiliated Exchange- Traded Funds	10,466,916		—	—	—	—		—	10,466,916	—
Total	10,466,916		—	—	—	—		—	10,466,916	—

^  Other financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)  All securities categorized as Brazil, Canada, Chile and all ADRs.

(b)  All securities categorized as China.

There were no transfers between Level 1 and Level 2 as of December 31, 2016.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Victory CEMP Market Neutral Income Fund
Balance as of June 30, 2016	$—
Realized Gain (Loss)	(1)
Change in unrealized appreciation (depreciation)	1
Net purchases (sales)	85
Transfers in (out) of Level 3	—
Balance as of December 31, 2016	$85

Exchange-Traded Funds:

Each Fund may invest in exchange-traded funds ("ETFs"). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

Each Fund may invest in portfolios of open-end or closed-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

Each Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Offsetting of Financial Assets and Derivatives Assets:

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2016, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts of Recognized Assets	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Colleteral	Net Amount
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$22,506	$(22,506)	$—	$—	$—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$11,216	$(11,216)	$—	$—	$—
Victory CEMP Long/Short Strategy Fund
Futures
Goldman Sachs & Co.	$5,785	$—	$5,785	$—	$5,785
Victory CEMP Market Neutral Income
Futures
Goldman Sachs & Co.	$231,365	$(231,365)	$—	$—	$—

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Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Available for Offset	Net Amounts Presented in the Statements of Assets and Liabilities	Cash Colleteral	Net Amount
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Futures
Goldman Sachs & Co.	$6,864	$—	$6,864	$(6,864)	$—
Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$37,140	$(22,506)	$14,634	$(14,634)	$—
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Futures
Goldman Sachs & Co.	$19,398	$(11,216)	$8,182	$(8,182)	$—
Victory CEMP Market Neutral Income
Futures
Goldman Sachs & Co.	$248,545	$(231,365)	$17,180	$(17,180)	$—

Options Transactions:

Each Fund may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

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The Funds had the following transactions in written put and purchased call options during the period ended December 31, 2016:

	Victory CEMP Market Neutral Income Fund
Written Options	Number of Contracts	Premiums Received
Options outstanding, beginning of period	250	$514,773
Options written	1,303	1,814,742
Options expired	(402)	(556,129)
Options closed	(967)	(1,504,913)
Options outstanding, end of period	184	$268,473
	Victory CEMP Market Neutral Income Fund
Purchased Options	Number of Contracts	Cost
Options outstanding, beginning of period	83	$68,758
Options exercised	(83)	(68,758)
Options outstanding, end of period	—	$—

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2016.

	Asset Location	Liability Locations
Risk Exposure	Variable Margin Receivable on Open Futures Contracts*	Variable Margin Payable on Open Futures Contracts*
Futures Contracts
Equity Risk
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$—	$1,651
Victory CEMP Long/Short Strategy Fund		3,140
Victory CEMP Market Neutral Income Fund		253,527
Commodity Risk
Victory CEMP Commodity Volatility Wtd Index Strategy Fund		77,196
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund		40,632

Written Options, at Value
Written Options
Equity Risk
Victory CEMP Market Neutral Income Fund	$333,040

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2016.

Risk Exposure	Net Realized Gains (Losses) from Future Contracts	Net Change in Unrealized Appreciation (Depreciation) from Future Contracts
Futures Contracts
Equity Risk
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$152,680	$(11,189)
Victory CEMP Long/Short Strategy Fund	(221,561)	(45,371)
Victory CEMP Market Neutral Income Fund	(3,468,240)	(827,458)
Commodity Risk
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	(233,639)	(52,442)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	(175,294)	(38,760)
	Net Realized Gains (Losses) from Written Options	Net Change in Unrealized Appreciation (Depreciation) from Written Options
Written Options
Equity Risk
Victory CEMP Market Neutral Income Fund	$1,798,926	$(395,590)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The notional amount of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. The

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of December 31, 2016:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Value of Non-cash Collateral Received	Net Amount Due to Counterparty	Net Amount
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$1,556,963	$1,556,963	$—	$50,943	$—
Victory CEMP Long/Short Strategy Fund	21,464	21,464	—	1,125	—
Victory CEMP Market Neutral Income Fund	1,148,543	1,148,543	—	38,641	—

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly for each Fund (except Global High Dividend Defensive Fund).

Dividends from net investment income, if any, are declared and paid at least annually for the Global High Dividend Defensive Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds' financial statements. The adoption will have no effect on the Funds' net assets or results of operations.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2016 were as follows:

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$31,797,987	$73,301,667	$—	$—
Victory CEMP Commodity Volatility Wtd Index	—	—	—	—
Victory CEMP Commodity Enhanced Volatility Wtd Index	1,749,453	1,147,976	1,749,453	797,976
Victory CEMP Long/Short Strategy Fund	2,405,036	10,292,647	—	—
Victory CEMP Market Neutral Income Fund	16,941,229	39,994,953	—	—
Victory CEMP Global High Dividend Defensive Fund	2,830,384	1,697,042	—	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

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4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Global High Dividend Defensive Fund holds other affiliated funds, therefore the Adviser does not receive any direct Investment advisory fees on this Fund. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.70%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	0.80%
Victory CEMP Long/Short Strategy Fund	1.15%
Victory CEMP Market Neutral Income Fund	0.60%

Effective November 7, 2016, VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Portfolios and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Prior to November 7, 2016, VCM also served as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM was paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trusts 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly, SunGard Investor Services LLC) serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

EJV Financial Services LLC serves as the Trust's Chief Compliance Officer ("CCO"). Under the terms of the agreement, the Funds within the Trust, Victory Portfolios, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), pay EJV Financial Services LLC $220 thousand annually for CCO consulting services.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, Victory Capital Advisers, Inc. (the "Distributor") may receive a monthly distribution and service fee, at an annual rate of up to 0.25% and 1.00% of the average daily net assets for Class A and Class C Shares, respectively, of each of the respective Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A or Class C Shares of the Funds. As a "reimbursement plan", any distribution and service fees collected by the Distributor that remain unused are reimbursed to the Funds, and are reflected on the Statements of Assets and Liabilities as Receivable from Distributor.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

In addition, the Distributor is entitled to receive commission on the sales of Class A Shares. For the year ended December 31, 2016, the Distributor received approximately $7,543 from commissions earned on sales of Class A Shares. A $15 redemption fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short- term money movement in and out of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of December 31, 2016, the expense limits are as follows:

	In Effect Until At Least October 31, 2017
	Class A	Class C	Class I
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	1.10%	1.85%	0.85%
Victory CEMP Long/Short Strategy Fund	1.45%	2.20%	1.20%
Victory CEMP Market Neutral Income Fund	0.90%	1.65%	0.65%

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of December 31, 2016, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$113,611	2017
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	351,266	2018
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	619,681	2019
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	273,427	2020
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$49,104	2017
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	47,451	2018
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	80,275	2019
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	34,895	2020
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	$59,019	2017
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	33,501	2018
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	65,208	2019
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	41,580	2020
Victory CEMP Long/Short Strategy Fund	$44,987	2017
Victory CEMP Long/Short Strategy Fund	61,653	2018
Victory CEMP Long/Short Strategy Fund	71,415	2019
Victory CEMP Long/Short Strategy Fund	32,255	2020

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Amount Waived or Reimbursed Available to Recoup	Expires June 30,
Victory CEMP Market Neutral Income Fund	$43,172	2017
Victory CEMP Market Neutral Income Fund	95,075	2018
Victory CEMP Market Neutral Income Fund	201,142	2019
Victory CEMP Market Neutral Income Fund	108,368	2020
Victory CEMP Global High Dividend Defensive Fund	$7,117	2017
Victory CEMP Global High Dividend Defensive Fund	21,061	2018

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived fees for the period ended December 31, 2016:

Victory CEMP Global High Dividend Defensive Fund	$42,196

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Victory CEMP Market Neutral Income Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedules of Portfolio Investments include information on each Fund's holdings, including industry and/or geographical composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

6.  Line of Credit:

The Victory Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank received a commitment fee of 0.10% on $50 million for providing the Line of Credit through July 28, 2016. As of July 29, 2016, Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended December 31, 2016, Citibank earned approximately $68 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

The average loan for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2016 were as follows:

Fund	Amount Outstanding at December 31, 2016	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate
Victory CEMP US 500 Enhanced Volatilty Wtd Fund	$—	$2,620,000	5	1.53%
Victory CEMP Market Neutral Income Fund	—	2,300,000	1	1.51%

*  For the six months ended December 31, 2016, based on the number of days borrowings were outstanding.

As of December 31, 2016, the Funds had no loans outstanding with Citibank.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending June 30, 2017.

The tax character of distributions paid during the most recent fiscal year ended June 30, 2016 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$1,949,364	$6,732,324	$8,681,688	$8,681,688
Victory CEMP Long/Short Strategy Fund	687,386	45,724	733,110	733,110
Victory CEMP Market Neutral Income Fund	1,727,613	1,604,060	3,331,673	3,331,673
Victory CEMP Global High Dividend Defensive Fund	516,323	1,988,018	2,504,341	2,504,341

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

As of the most recent tax year ended June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$—	$—	$—	$—	$(226,802)	$16,918,551	$16,691,749
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	—	—	—	(20,444)	(42,993)	(4,254,888)	(4,318,325)
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	—	—	—	(77,315)	(15,377)	(1,336,864)	(1,429,556)
Victory CEMP Long/ Short Strategy Fund	—	—	—	—	(233,299)	1,072,402	839,103
Victory CEMP Market Neutral Income Fund	173,822	—	173,822	—	(4,147,574)	(559,823)	(4,533,575)
Victory CEMP Global High Dividend Defensive Fund	—	—	—	—	(275,283)	164,450	(110,833)

*  Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended June 30, 2016, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Victory CEMP Commodity Volatility Wtd Index Strategy Fund	$4,310	$16,134	$20,444
Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	75,880	1,435	77,315

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

At December 31, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation and gross unrealized depreciation were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	$110,019,950	$27,445,218	$(2,520,210)	$24,925,008
Victory CEMP Commodity Volatility Wtd Index	8,932,168	1,210	(4,239,123)	(4,237,913)
Victory CEMP Commodity Enhanced Volatility Wtd Index	1,341,144	—	(1,341,144)	(1,341,144)
Victory CEMP Long/Short Strategy Fund	3,136,370	717,324	(62,208)	655,116
Victory CEMP Market Neutral Income Fund	46,221,085	4,939,846	(2,560,989)	2,378,857
Victory CEMP Global High Dividend Defensive Fund	9,956,020	668,965	(158,069)	510,896

8.  Affiliated Funds:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds. Transactions during the year ended December 31, 2016 with funds which are affiliates are as follows:

		Purchased		Sold
	Value at June 30, 2016	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at December 31, 2016	Dividend Income
Victory CEMP Global High Dividend Defensive Fund
Victory CEMP Emerging Market Volatility Weighted Index Fund ETF	$609,150	8,978	$221,641	(3,907)	$(102,555)	$(29,451)	$4,511	$703,296	$9,781
Victory CEMP International High Div Volatility Wtd Index ETF	3,261,591	34,903	1,082,981	(12,683)	(402,944)	103,158	(18,226)	4,026,560	58,422
Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF	1,900,589	16,664	677,642	(7,067)	(279,714)	116,213	24,212	2,438,942	29,854

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

		Purchased		Sold
	Value at June 30, 2016	Shares	Cost	Shares	Proceeds	Net Change in Unrealized Appreciation/ Depreciation	Net Realized Gains (Losses)	Value at December 31, 2016	Dividend Income
Victory CEMP US EQ Income Enhanced Volatility Wtd Index Fund — Class I	465,126	—	—	(41,640)	(471,473)	(48,764)	55,111	—	1,811
Victory CEMP US Large Cap High Div Volatility Wtd Index ETF	1,906,751	17,111	677,901	(7,322)	(282,268)	108,213	24,237	2,434,834	28,628
Victory CEMP US Small Cap High Div Volatility Wtd Index ETF	735,144	4,163	170,219	(4,253)	(158,087)	101,692	14,316	863,284	13,610
	$8,878,351	81,819	$2,830,384	(76,872)	$(1,697,041)	$351,061	$104,161	$10,466,916	$142,106

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2016, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
LPL Financial Corporation	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	29.37%
Pershing LLC	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	46.90%
Gerlach Nominee and Co. LLC	Victory CEMP Commodity Volatility Wtd Index Strategy Fund	28.25%
LPL Financial Corporation	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund	39.82%
Charles Schwab & Co., Inc.	Victory CEMP Long/Short Strategy Fund	44.20%
Gerlach Nominee and Co. LLC	Victory CEMP Long/Short Strategy Fund	41.37%
Charles Schwab & Co., Inc.	Victory CEMP Market Neutral Income	45.96%
Pershing LLC	Victory CEMP Market Neutral Income	36.59%
LPL Financial Corporation	Victory CEMP Global High Dividend Defensive Fund	33.23%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2016

  (Unaudited)

10.  Subsequent Events:

The Board of Trustees of the Trust has approved the reorganization of the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund ("Commodity Enhanced Fund"), a series of the Trust, into the Victory CEMP Commodity Volatility Wtd Index Strategy Fund ("Commodity Fund"), which is also a series of the Trust. As a result, effective March 24, 2017, shareholders of the Commodity Enhanced Fund will become shareholders of the Commodity Fund.

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios II	Supplemental Information December 31, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 17 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 47 portfolios in Victory Portfolios, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D.T. Andrews, 69	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual U.S. Asset Management (2002-2014).
E. Lee Beard, 65*	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	May 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59*	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 44**	Trustee	May 2015

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

  The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 43	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher A. Ponte, 32	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (Since 2011).
Edward J. Veilleux, 73	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016, through December 31, 2016 (unless otherwise notes).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Net Expense Ratio During Period 7/1/16-12/31/16
CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,087.50	$5.21	0.99%
Class C Shares	1,000.00	1,083.40	9.14	1.74%
Class I Shares	1,000.00	1,088.80	3.90	0.74%
CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	959.30	5.43	1.10%
Class C Shares	1,000.00	955.10	9.12	1.85%
Class I Shares	1,000.00	959.60	4.20	0.85%
CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	958.30	5.43	1.10%
Class C Shares	1,000.00	953.40	9.11	1.85%
Class I Shares	1,000.00	958.60	4.20	0.85%
CEMP Long/Short Strategy Fund
Class A Shares	1,000.00	1,046.00	7.48	1.45%
Class C Shares	1,000.00	1,042.50	11.33	2.20%
Class I Shares	1,000.00	1,048.20	6.20	1.20%

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Net Expense Ratio During Period 7/1/16-12/31/16
CEMP Market Neutral Income Fund
Class A Shares	$1,000.00	$1,019.70	$4.53	0.89%
Class C Shares	1,000.00	1,016.50	8.34	1.64%
Class I Shares	1,000.00	1,021.00	3.26	0.64%
CEMP Global High Dividend Defensive Fund
Class A Shares	1,000.00	1,065.00	2.60	0.50%
Class C Shares	1,000.00	1,061.80	6.50	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Expenses Paid During Period 7/1/16-12/31/16*	Annualized Expense Ratio During Period 7/1/16-12/31/16
CEMP US 500 Enhanced Volatility Wtd Index Fund
Class A Shares	$1,000.00	$1,020.21	$5.04	0.99%
Class C Shares	1,000.00	1,016.43	8.84	1.74%
Class I Shares	1,000.00	1,021.48	3.77	0.74%
CEMP Commodity Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.66	5.60	1.10%
Class C Shares	1,000.00	1,015.88	9.40	1.85%
Class I Shares	1,000.00	1,020.92	4.33	0.85%
CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Class A Shares	1,000.00	1,019.66	5.60	1.10%
Class C Shares	1,000.00	1,015.88	9.40	1.85%
Class I Shares	1,000.00	1,020.92	4.33	0.85%
CEMP Long/Short Strategy Fund
Class A Shares	1,000.00	1,017.90	7.37	1.45%
Class C Shares	1,000.00	1,014.12	11.17	2.20%
Class I Shares	1,000.00	1,019.16	6.11	1.20%
CEMP Market Neutral Income Fund
Class A Shares	1,000.00	1,020.72	4.53	0.89%
Class C Shares	1,000.00	1,016.94	8.34	1.64%
Class I Shares	1,000.00	1,021.98	3.26	0.64%
CEMP Global High Dividend Defensive Fund
Class A Shares	1,000.00	1,022.68	2.55	0.50%
Class C Shares	1,000.00	1,018.90	6.36	1.25%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Victory CEMP Long/Short Strategy Fund	Victory CEMP Market Neutral Income Fund

Victory CEMP Global High Dividend Defensive Fund

No table for Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund, as this Fund has no investments to report.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to the Adviser by the Fund for administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability of the Fund. In addition, the Board compared each Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fee with a universe of comparable mutual funds compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by Fuse from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts and the differences in the services provided to those other accounts. The Trustees also noted that there were no breakpoints in the advisory fee schedules for any of the Funds.

The Board reviewed each Fund's performance over one-, three- and five-year periods (as applicable) against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the Fund's performance and the performance of the peer group funds are net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

The Board considered that the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund's gross annual management fee of 0.789% was higher than the median gross management fee of 0.750% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.990% was less than the median expense ratio for the peer group of 1.150%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2012, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund underperformed its benchmark index for both the one- and three-year periods and the peer group for the three-year period and outperformed the peer group for the one year period.

Having concluded, among other things, that: (1) the Victory CEMP US 500 Enhanced Volatility Wtd Index Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's short-term performance as compared to its peer group had improved, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

The Board considered that the Victory CEMP Commodity Volatility Wtd Index Strategy Fund's gross annual management fee of 0.912% was lower than the median gross management fee 1.043% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.100% was lower than the median expense ratio of 1.430% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2012, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index in each of the periods reviewed.

Having concluded, among other things, that: (1) the Victory CEMP Commodity Volatility Wtd Index Strategy Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

The Board considered that the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund's gross annual management fee of 0.917% was lower than the median gross management fee 1.043% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.100% was lower than the median expense ratio of 1.430% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2012, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index in each of the periods reviewed.

Having concluded, among other things, that: (1) the Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory CEMP Long/Short Strategy Fund

The Board considered that the Victory CEMP Long/Short Strategy Fund's gross annual management fee of 1.302% was lower than the median gross management fee of 1.383% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.450% was lower than the median expense ratio of 1.830% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2012, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group and underperformed the benchmark index in each of the periods reviewed.

Having concluded, among other things, that: (1) the Victory CEMP Long/Short Strategy Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory CEMP Market Neutral Income Fund

The Board considered that the Victory CEMP Market Neutral Income Fund's gross annual management fee of 0.737% was lower than the median gross management fee of 1.200% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.900% was lower than the median expense ratio of 1.650% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. Noting that the Fund began operations in 2012, the Board then compared the Fund's Class A performance for the one- and three-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the peer group for the one-year period and underperformed the benchmark index in each of the periods reviewed and its peer group for the three-year period.

Having concluded, among other things, that: (1) the Victory CEMP Market Neutral Income Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's short-term performance as compared to its peer group had improved, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory CEMP Global High Dividend Defensive Fund

The Board considered that the Victory CEMP Global High Dividend Defensive Fund's gross annual management fee of 0.113% was higher than the median gross management fee of 0.100% charged to the funds in the Fund's peer group. The Board noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.500% was higher than the median expense ratio of 0.480% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2016, to that of the average performance of the peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the peer group and benchmark index for the one- and three-year periods and underperformed both the peer group and benchmark index for the five-year period.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Having concluded, among other things, that: (1) the Victory CEMP Global High Dividend Defensive Fund's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of each class for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well over the one- and three-year periods, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-COMPASS-SAR (12/16)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)                     Not applicable.

(b)                     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	February 27, 2017

By (Signature and Title)*	Christopher A. Ponte
Christopher A. Ponte, Principal Financial Officer

Date	February 27, 2017